UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-176908
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 2	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 89	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Income Annuity
Individual Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. A contract is available for purchase when a prospective purchaser has separated from service from his or her employer and has assets in certain 401(k) accounts that he or she wishes to transfer to the contract.  Subsequent purchase payments are not permitted under this contract.  To purchase a contract described in this prospectus, please call Nationwide's Customer Solutions Center at 1-877-877-2716 (TDD 1-800-238-3035), or write: Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 33. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the Nationwide Variable Insurance Trust ("NVIT").
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Contract – A contract where the Contract Owner had not begun taking guaranteed income payments before separating from the Previous Plan.
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant and Contract Owner must be the same person for contracts described in this prospectus.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the Contract Issue Date.
Contract Issue Date – The date the initial purchase payment is applied to the contract.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the Contract Issue Date.
Current Guaranteed Lifetime Withdrawal Base – For purposes of Guaranteed Lifetime Withdrawals, the amount that is multiplied by the Lifetime Withdrawal Percentage to arrive at the Guaranteed Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Guaranteed Lifetime Withdrawal Amount – The guaranteed amount that a Contract Owner can withdraw from the contract before the next Contract Anniversary without reducing the Guaranteed Lifetime Withdrawal Base. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Income Contract – A contract where the Contract Owner began taking guaranteed income payments before separating from the Previous Plan.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal Percentage – The percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Net Investment Factor – The investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Original Guaranteed Lifetime Withdrawal Base – The Contract Owner's benefit base under the Previous Plan which is used to determine Guaranteed Lifetime Withdrawals under the contract.
Previous Plan – A retirement plan in which the Contract Owner was invested before separating from service, and which provides a right of conversion that preserves the plan's benefit.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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4

Table of Contents (continued)
5

Contract Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, or withdrawing Contract Value from the contract.
The first table describes the fees and expenses you will pay at the time the contract is purchased, when Contact Value is withdrawn from the contract, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Fee (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Fee	$30 [2]
Variable Account Annual Expenses (annualized rate of total Variable Account fees as a percentage of the Daily Net Assets):
Mortality and Expense Risk Fee	0.50%
Administrative Fee	0.20%
Variable Account Annual Expenses (assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)[3]:
Maximum Guaranteed Lifetime Withdrawal Fee	1.20% [4]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
[4]	Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.59%	1.13%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
The example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes, which, if reflected, would result in higher expenses.
The Example assumes:
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•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size;
•	the total Variable Account fees associated with the contract (1.90%);[1] and
•	the Current Guaranteed Lifetime Withdrawal Base equals $10,000.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.13%)	$350	$1,065	$1,802	$3,743	*	$1,065	$1,802	$3,743	$350	$1,065	$1,802	$3,743
Minimum Total Underlying Mutual Fund Operating Expenses (0.59%)	$293	$ 897	$1,527	$3,218	*	$ 897	$1,527	$3,218	$293	$ 897	$1,527	$3,218
*	Contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	For purposes of these tables, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single owner and his/her beneficiaries. The contracts described in this prospectus are Individual Single Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Roth IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through Nationwide's Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
There is no minimum initial purchase payment. However, a minimum Original Guaranteed Lifetime Withdrawal Base of $5,000 is required to purchase a contract. Subsequent purchase payments are not permitted under this contract.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
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Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (return of Contract Value) at no additional charge.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account fees. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information. Since this annuity contract was not available as of December 31, 2013, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Distribution of the Contracts
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
The contracts are available for purchase through Nationwide's Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Nationwide may use a portion of the Mortality and Expense Risk Fee and the Administrative Fee to compensate the Nationwide Customer Solutions Center for administrative expenses that the Nationwide Customer Solutions Center incurs in administering the contracts.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
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The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years from the Contract Issue Date.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated
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with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract fees are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in this prospectus.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
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Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Fees and Deductions
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
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Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
The deduction of the Contract Maintenance Fee will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Fee where it would be discriminatory or unlawful.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Guaranteed Lifetime Withdrawals and Spousal Continuation Option
Guaranteed Lifetime Withdrawals
Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals. The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base.
While the tax treatment of withdrawals under withdrawal benefits such as Guaranteed Lifetime Withdrawals is not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the Contract Owner's investment at the time of the withdrawal. Consult a qualified tax advisor.
In exchange for Guaranteed Lifetime Withdrawals, Nationwide will assess an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Fee will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated Guaranteed Lifetime Withdrawal Fee will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the Guaranteed Lifetime Withdrawal Fee is taken.
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Withdrawal Start Date
The Withdrawal Start Date is the date the Contract Owner begins taking Guaranteed Lifetime Withdrawals. For Income Contracts, the Withdrawal Start Date is the Contract Issue Date. For Accumulation Contracts, the Withdrawal Start Date is the date the first withdrawal is taken after the Contract Owner turns age 65.
Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date
On the Contract Issue Date, the Original Guaranteed Lifetime Withdrawal Base is equal to the benefit base that is transferred to the contract from the Previous Plan. Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Guaranteed Lifetime Withdrawal Base.
Note: This section is not applicable to Income Contracts – those contracts where the Contract Owner started lifetime withdrawals before separating from service from the Previous Plan. Contract Owners who started lifetime withdrawals before separating from service from the Previous Plan should see Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date for details on how their Current Guaranteed Lifetime Withdrawal Base may change after the Contract Issue Date.
There are several ways that the Current Guaranteed Lifetime Withdrawal Base can change prior to the Withdrawal Start Date:
1.	The Annual Lifetime Withdrawal Benefit Base Review. The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, Nationwide will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value.
Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees. Under the Annual Lifetime Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee.
The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center.
2.	Early Withdrawals from the Contract. An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65. Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the early withdrawal; and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
A	= the dollar amount of the early withdrawal;
B	= the Contract Value on the date of the early withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal.
Note: When an early withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an early withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of early withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000=$13,500
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After the early withdrawal:
Contract Value ($500,000 - $15,000)=$485,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000)=$435,000
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000=$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000)=$385,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875)=$433,125
Lifetime Withdrawal Percentage
The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base. The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan.
Guaranteed Lifetime Withdrawals
Contract Owners of Income Contracts may continue to take Guaranteed Lifetime Withdrawals after the Withdrawal Start Date (the Contract Issue Date). At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
Contract Owners of Accumulation Contracts may, at any time after they reach age 65, begin taking Guaranteed Lifetime Withdrawals by taking a withdrawal from the contract. The first withdrawal after the Contract Owner reaches age 65 constitutes the first Guaranteed Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. The date of that withdrawal is that Contract Owner's Withdrawal Start Date. At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
For both Income Contracts and Accumulation Contracts, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in and will only change if one of the events in the Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date provision occurs.
On the Withdrawal Start Date and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Guaranteed Lifetime Withdrawal Base to determine the benefit amount (the "Guaranteed Lifetime Withdrawal Amount") for that year. The Guaranteed Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Guaranteed Lifetime Withdrawal Base. The ability to withdraw the Guaranteed Lifetime Withdrawal Amount each year will continue until the earlier of a full surrender of the contract, a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0, the Annuitant's death (or if the Spousal Continuation Option is elected, the death of the last survivor of the Annuitant and Contingent Annuitant), or annuitization.
Although withdrawals up to the Guaranteed Lifetime Withdrawal Amount do not reduce the Current Guaranteed Lifetime Withdrawal Base, they do reduce the Contract Value.
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Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date
As indicated previously, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in. However, there are ways that the Current Guaranteed Lifetime Withdrawal Base can change after the first Guaranteed Lifetime Withdrawal:
1.	The Annual Lifetime Withdrawal Benefit Base Review. The Annual Lifetime Withdrawal Benefit Base Review continues to apply after the first Guaranteed Lifetime Withdrawal. The feature works exactly the same as prior to the first Guaranteed Lifetime Withdrawal (see Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date).
2.	Excess Withdrawals from the Contract. Excess withdrawals are any withdrawals taken after the Withdrawal Start Date that, during any Contract Year, exceed the Guaranteed Lifetime Withdrawal Amount. Excess withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the excess withdrawal (the amount withdrawn during any Contract Year in excess of the Guaranteed Lifetime Withdrawal Amount); and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
A	= the dollar amount of the excess withdrawal;
B	= the Contract Value (which will be reduced by any Guaranteed Lifetime Withdrawal Amount) on the date of the excess withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the excess withdrawal.
Note: When an excess withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an excess withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of excess withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $477,500) x $450,000=$7,068
After the excess withdrawal:
Contract Value ($500,000 - $30,000)=$470,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $7,500)=$442,500
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
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Dollar amount=$7,500
Proportional amount ($7,500 ÷ $377,500) x $450,000=$8,940
After the excess withdrawal:
Contract Value ($400,000 - $30,000)=$370,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $8,940)=$441,060
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Guaranteed Lifetime Withdrawal Amount without reducing the Current Guaranteed Lifetime Withdrawal Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a Contract Owner's death, by a non-spouse. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA; and
(3)	submit a completed administrative form to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, any withdrawal in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the Current Guaranteed Lifetime Withdrawal Base.
If, after the Withdrawal Start Date, the Contract Value is $0, but the Current Guaranteed Lifetime Withdrawal Base is greater than $0, the Contract Owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount. If, after the Withdrawal Start Date, both the Contract Value and the Current Guaranteed Lifetime Withdrawal Base are $0, the contract terminates.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Guaranteed Lifetime Withdrawal Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
This means that early withdrawals will have a greater overall negative impact on the Current Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Current Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Current Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount.
Settlement Options
If, after beginning Guaranteed Lifetime Withdrawals, a Contract Owner's Contract Value falls to $0 (thus, there is nothing to annuitize) and there is still a positive Current Guaranteed Lifetime Withdrawal Base, Nationwide will provide the Contract Owner with a notification describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can continue to take annual withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount until the death of the Annuitant;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options listed above each result in a different amount ultimately received under the Guaranteed Lifetime Withdrawals feature. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age-Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.
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The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election. Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Guaranteed Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed in the following table:
Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Spousal Continuation Option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner. Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option. Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.
Termination of Guaranteed Lifetime Withdrawals
Upon annuitization of the contract, the Guaranteed Lifetime Withdrawal Fee will no longer be assessed and all benefits associated with Guaranteed Lifetime Withdrawals will terminate. Additionally, the benefits associated with the option terminate upon the Annuitant's death (unless the Spousal Continuation Option was also elected), a full surrender of the contract, or a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0.
Spousal Continuation Option
The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals. This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives.
There is no fee associated with the Spousal Continuation Option; however, if the Spousal Continuation Option is elected, the Lifetime Withdrawal Percentage may be reduced which will result in a smaller Guaranteed Lifetime Withdrawal Amount.
For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage. Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract.
For Contract Owners of Income Contracts who declined the Previous Plan's spousal benefit, the Spousal Continuation Option is not available for election under this contract.
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For Contract Owners of Accumulation Contracts, the Spousal Continuation Option is available for election at the time of application, subject to the conditions listed below. In exchange for the Spousal Continuation Option, the Lifetime Withdrawal Percentage will be reduced by a factor that is determined by the age of the spouse when the Contract Owner reaches age 65 (see Appendix D: Spousal Continuation Option Calculation for the applicable reduction factors and sample calculations).
The Spousal Continuation Option is available to the Contract Owners of Accumulation Contracts, provided that the following conditions are satisfied:
(1)	The Spousal Continuation Option must be elected at the time of application, and the Contract Owner/Annuitant cannot be younger than 40 or older than 90 on the Contract Issue Date.
(2)	After the first Guaranteed Lifetime Withdrawal, the Spousal Continuation Option may not be removed from the contract.
(3)	Only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner/Annuitant.
(4)	Both spouses must be named as beneficiaries.
(5)	No person other than the spouse may be named as Contingent Annuitant. Note: This will affect the timing and payment of the death benefit. No death benefit will be paid until the death of the Contract Owner and his/her spouse.
(6)	The spouse cannot be younger than 40 or older than 90 at the Withdrawal Start Date.
Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.
Marriage Termination
If, prior to taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Option from the contract. Nationwide will remove the option upon the Contract Owner's written request to the Service Center. If the Spousal Continuation Option is removed from the contract, the Lifetime Withdrawal Percentage will be recalculated to reflect a Lifetime Withdrawal Percentage that is no longer reduced by the applicable Lifetime Withdrawal Percentage reduction factor. Once the Spousal Continuation Option is removed from the contract, the option may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Option from the contract.
Risks Associated with the Spousal Continuation Option
There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option. This will occur if:
(1)	the spouse (the Contingent Annuitant) dies before you;
(2)	the contract is annuitized; or
(3)	after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.
Ownership and Interests in the Contract
Contract Owner/Annuitant
The Contract Owner and the Annuitant must be the same person for contracts described in this prospectus. The Contract Owner/Annuitant has all rights under the contract and is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The death of the Contract Owner/Annuitant will also trigger the death benefit (unless a Contingent Annuitant is named). The Contract Owner/Annuitant must be between the ages of 40 and 90 on the Contract Issue Date, unless Nationwide approves a request for a Contract Owner/Annuitant of lesser or greater age.
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Contingent Annuitant
If the Contract Owner/Annuitant dies before the Annuitization Date, the Contingent Annuitant replaces the Contract Owner/Annuitant and becomes the new determining life for Guaranteed Lifetime Withdrawals, annuity payments, and any death benefit. The Contingent Annuitant must be between the ages of 40 and 90 at the Withdrawal Start Date, unless Nationwide approves a request for a Contingent Annuitant of lesser or greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Contract Owner/Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Contract Owner/Annuitant and Contingent Annuitant.
If the Spousal Continuation Option is elected, the Contract Owner's spouse must be named as the Contingent Annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Contract Owner/Annuitant dies before the Annuitization Date and there is no Contingent Annuitant. The Contract Owner/Annuitant can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner/Annuitant can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date, the Contract Owner may request to change the beneficiary or contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Subsequent Purchase Payments
Subsequent purchase payments are not permitted under this contract.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If fees are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
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Note: The Variable Account fees shown above reflect only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other fees that are assessed via the redemption of Accumulation Units (the Guaranteed Lifetime Withdrawal Fee).
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account fees.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
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Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
For Accumulation Contracts, withdrawals taken before the Withdrawal Start Date (also known as early withdrawals) negatively impact the Current Guaranteed Lifetime Withdrawal Base. Additionally, for both Accumulation Contracts and Income Contracts, withdrawals after the Withdrawal Start Date that are in excess of the Guaranteed Lifetime Withdrawal Amount (also known as excess withdrawals) will also negatively impact the Current Guaranteed Lifetime Withdrawal Base. Finally, for Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 constitutes the Withdrawal Start Date (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay these fees are subject to the provisions of the contract (may reduce the Current Guaranteed Lifetime Withdrawal Base) and may be subject to income tax and/or tax penalties. Note: For Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 establishes the Withdrawal Start Date even if it is taken to pay investment advisory fees (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account fees
•	underlying mutual fund fees
•	the investment performance of the underlying mutual funds
•	a prorated Guaranteed Lifetime Withdrawal Fee
•	a $30 Contract Maintenance Fee (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contract rights are personal to the Contract Owner and may not be assigned.
Contract Owner Services
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
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Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner/Annuitant
If a Contract Owner/Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a Contingent Annuitant is named. If a Contingent Annuitant is named then no death benefit is payable until the death of both the Contract Owner/Annuitant and the Contingent Annuitant. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death and Spousal Continuation Option
If the Spousal Continuation Option is elected, no death benefit is payable until both spouses die. After the death of the first spouse, the surviving spouse will continue to receive Guaranteed Lifetime Withdrawals until their death or annuitization.
Death Benefit Calculation
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 70½.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday unless approved by Nationwide.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
An election to begin annuity payments will terminate all benefits, conditions, guarantees, and fees associated with Guaranteed Lifetime Withdrawals.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of
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the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the
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indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. On April 14, 2014, Nationwide and 77 other defendants filed a joint response to the proposed scheduling order, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 333-176908
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
DEF:	This Sub-Account is not available for election as an investment option. It is included under this contract solely as a default investment option in certain circumstances (see Right to Examine and Cancel and Death Benefit).
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
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Appendix B: Condensed Financial Information
Because the contracts described in this prospectus have not been previously made available for sale, there are no Accumulation Unit values for the year ending December 31, 2013. The Statement of Additional Information is available free of charge by contacting the Service Center.
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
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•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
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Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
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Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for IRAs and Roth IRAs
Distributions from IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
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(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after
41

December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
42

Appendix D: Spousal Continuation Option Calculation
The following table provides the Lifetime Withdrawal Percentage reduction factors that are applicable when a Contract Owner elects the Spousal Continuation Option.
Age of Spouse when Contract Owner reaches age 65	Percent multiplied by the Lifetime Withdrawal Percentage
40	47%
41	48%
42	49%
43	49%
44	49%
45	49%
46	50%
47	52%
48	53%
49	55%
50	57%
51	58%
52	60%
53	61%
54	63%
55	64%
56	66%
57	67%
58	69%
59	70%
60	72%
61	73%
62	75%
63	76%
64	78%
65	79%
66	81%
67	82%
68	83%
69	85%
70	86%
71	87%
72	88%
43

Example of the calculation of the Lifetime Withdrawal Percentage when the Spousal Continuation Option is elected:
In this example, the Contract Owner transfers his/her Previous Plan's assets to this contract and elects the Spousal Continuation Option at the time of application:
Lifetime Withdrawal Percentage=*6.5%
Spouse's Age when the Contract Owner reaches age 65=55
Reduction factor from the above table=64%
The Lifetime Withdrawal Percentage is multiplied by the reduction factor resulting in a reduced Lifetime Withdrawal Percentage, as follows:
6.5% x 64%=4.16%
Therefore, the Contract Owner's Lifetime Withdrawal Percentage would be 4.16% if he/she elected the Spousal Continuation Option.
*	The Lifetime Withdrawal Percentage is a hypothetical percentage for the purposes of this example.
44

Nationwide DestinationSM Income Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in the prospectus.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
2

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
25,296 shares (cost $229,555)	$269,660
Growth and Income Fund - Class A (VKGIA)
46,620 shares (cost $829,396)	1,259,679
Invesco Mid Cap Growth Fund - Class A (VKGA)
132,003 shares (cost $4,420,898)	4,943,501
Aberdeen Small Cap Fund - Class A (PRSCA)
70,668 shares (cost $931,895)	1,637,386
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
55,832 shares (cost $580,498)	564,460
U.S. Equity Fund - Institutional Service Class (ADUES)
129,112 shares (cost $1,151,201)	1,724,933
American Century International Growth Fund - Class A (TCIGA)
7,651 shares (cost $72,288)	105,284
American Century International Growth Fund - Investor Class (TCIGR)
40,607 shares (cost $392,611)	554,686
Growth Fund - Investor Class (TCG)
185,970 shares (cost $4,437,534)	6,073,766
Income & Growth Fund - Class A (ACIGA)
48,214 shares (cost $1,314,144)	1,745,840
Income & Growth Fund - Investor Class (IGF)
90,547 shares (cost $2,503,233)	3,281,441
Short-Term Government Fund - Investor Class (BSTG)
156,362 shares (cost $1,526,275)	1,508,893
Ultra(R) Fund - Investor Class (TCUL)
210,530 shares (cost $5,331,762)	7,193,821
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
231,635 shares (cost $962,896)	1,007,612
Appreciation Fund, Inc. (DAF)
57,225 shares (cost $2,218,095)	3,000,299
Balanced Opportunity Fund - Class Z (DPBOZ)
39,926 shares (cost $649,587)	848,427
Dreyfus S&P 500 Index Fund (DSPI)
241,014 shares (cost $8,825,153)	11,773,529
Intermediate Term Income Fund - Class A (DPITIA)
99,574 shares (cost $1,277,673)	1,355,196
Opportunistic Small Cap Fund (DROSC)
3,510 shares (cost $124,293)	125,789
Third Century Fund, Inc. - Class Z (DTC)
45,686 shares (cost $427,548)	650,109
Bond Fund - Class F Shares (FBDF)
210,181 shares (cost $1,948,515)	1,963,091
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2,352 shares (cost $43,001)	56,177
High Yield Trust (FHYT)
543,139 shares (cost $3,361,879)	3,677,051
Intermediate Corporate Bond Fund - Service Shares (FIIF)
43,909 shares (cost $440,952)	416,257
Advisor Balanced Fund - Class A (FABA)
6,197 shares (cost $89,376)	116,496
Advisor Balanced Fund - Class T (FAB)
78,168 shares (cost $1,230,190)	1,482,856
Advisor Equity Growth Fund - Class A (FAEGA)
9,377 shares (cost $468,015)	781,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Advisor Equity Income Fund - Class A (FAEIA)
64,832 shares (cost $1,530,591)	$2,073,981
Advisor Equity Income Fund - Class T (FAEI)
55,060 shares (cost $1,381,298)	1,789,988
Advisor Growth Opportunities Fund - Class A (FAGOA)
10,310 shares (cost $307,863)	582,723
Advisor Growth Opportunities Fund - Class T (FAGO)
44,333 shares (cost $1,627,996)	2,512,346
Advisor High Income Advantage Fund - Class T (FAHY)
62,130 shares (cost $568,776)	670,388
Advisor Overseas Fund - Class A (FAOA)
253 shares (cost $5,086)	5,718
Asset Manager 50% (FAM)
93,003 shares (cost $1,432,393)	1,632,200
Balance Sheet Investment Fund - Class A (FRBSI)
37,165 shares (cost $1,540,129)	1,908,794
Foreign Fund - Class A (TFF)
157,830 shares (cost $764,285)	1,311,569
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
173,265 shares (cost $3,870,805)	4,872,207
Small-Mid Cap Growth Fund - Class A (FSCG)
27,867 shares (cost $885,669)	1,142,558
Real Estate Fund - Class A (AREA)
39,878 shares (cost $926,947)	864,565
Small Cap Growth Fund - Investor Class (ASCGI)
12,202 shares (cost $349,063)	499,908
Janus Balanced Fund - Class S (JBS)
43,450 shares (cost $1,132,388)	1,301,760
Class T (JF)
97,564 shares (cost $2,348,283)	4,008,897
Janus Overseas Fund - Class S (JOS)
5,051 shares (cost $202,967)	185,532
Janus Twenty Fund - Class T (JTF)
260,431 shares (cost $14,440,694)	16,532,185
Global Research Fund - Class T (JWF)
35,256 shares (cost $1,315,937)	2,113,979
Global Research Fund - Class S (JWS)
4,548 shares (cost $169,163)	276,999
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
180,157 shares (cost $2,280,290)	2,776,219
MFS Strategic Income Fund - Class A (MSI)
219,510 shares (cost $1,421,630)	1,468,520
Bond Fund - Institutional Service Class (NBF)
133,230 shares (cost $1,281,838)	1,304,320
Bond Index Fund - Class A (NBIXA)
33,564 shares (cost $387,604)	368,873
Fund - Class A (NFA)
58,991 shares (cost $854,690)	1,169,794
Nationwide Fund - Institutional Service Class (NF)
138,103 shares (cost $1,696,430)	2,699,913
Government Bond Fund - Institutional Service Class (NGBF)
246,549 shares (cost $2,611,918)	2,460,558
Nationwide Growth Fund - Institutional Class (NGF)
29,755 shares (cost $199,794)	349,626
International Index Fund - Class A (NIIXA)
529 shares (cost $3,384)	4,496
Investor Destinations Aggressive Fund - Service Class (IDAS)
131,240 shares (cost $972,195)	1,462,012
Investor Destinations Conservative Fund - Service Class (IDCS)
80,885 shares (cost $823,243)	815,320

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Investor Destinations Moderate Fund - Service Class (IDMS)
392,557 shares (cost $3,628,793)	$4,302,421
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
348,694 shares (cost $3,010,113)	3,954,192
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
104,911 shares (cost $1,017,901)	1,095,269
Mid Cap Market Index Fund - Class A (NMCIXA)
55,781 shares (cost $761,506)	1,031,388
Money Market Fund - Prime Shares (MMF)
7,817,604 shares (cost $7,817,604)	7,817,604
Money Market Fund - Service Class (MMFR)
3,718,435 shares (cost $3,718,435)	3,718,435
Nationwide Growth Fund - Class A (NGFA)
47,505 shares (cost $428,012)	539,662
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
131,369 shares (cost $1,208,846)	1,644,745
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
35,491 shares (cost $373,277)	374,430
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
221,038 shares (cost $2,381,479)	2,855,808
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
233,924 shares (cost $2,333,821)	3,143,933
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,180 shares (cost $858,385)	968,903
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
15,370 shares (cost $155,427)	185,050
S&P 500 Index Fund - Service Class (NIXR)
235,563 shares (cost $2,417,236)	3,316,722
Small Cap Index Fund - Class A (NSCIXA)
36,543 shares (cost $356,496)	564,953
Templeton NVIT International Value Fund - Class III (NVTIV3)
17,426 shares (cost $221,121)	248,674
Genesis Fund - Trust Class (NBGST)
152,354 shares (cost $7,016,321)	9,834,437
Guardian Fund - Investor Class (NBGF)
86,265 shares (cost $1,304,251)	1,672,671
Guardian Fund - Trust Class (NBGT)
13,047 shares (cost $165,487)	188,403
Large Cap Value Fund: Investor Class (PF)
107,752 shares (cost $2,933,535)	3,370,483
Large Cap Value Fund: Trust Class (NBPT)
10,062 shares (cost $221,566)	228,012
Short Duration Bond Fund - Investor Class (NLMB)
81,572 shares (cost $639,169)	649,315
Socially Responsive Fund - Trust Class (NBSRT)
65,233 shares (cost $1,104,932)	1,495,132
Capital Appreciation Fund- Class A (OCAF)
18,691 shares (cost $719,784)	1,119,018
Global Fund- Class A (OGF)
58,450 shares (cost $3,454,091)	4,604,687
Global Strategic Income Fund - Class A (OSI)
271,644 shares (cost $1,175,306)	1,121,888
PIMCO Total Return Fund - Class A (PMTRA)
243,547 shares (cost $2,725,883)	2,603,521
VP International Fund - Class IV (ACVI4)
144,570 shares (cost $1,151,945)	1,551,234
Capital & Income Fund (FCI)
38,350 shares (cost $320,597)	378,126

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNER’S EQUITY

December 31, 2013

Equity-Income Fund (FEI)
105,851 shares (cost $5,288,346)	$6,213,430
High Income Portfolio - Initial Class (FHIP)
454 shares (cost $2,524)	2,634
Magellan(R) Fund (FMG)
82,659 shares (cost $7,188,909)	7,635,247
Puritan Fund (FPR)
276,369 shares (cost $5,192,316)	5,867,314
VIP Overseas Portfolio - Service Class 2 R (FO2R)
105,438 shares (cost $1,649,163)	2,136,177
Templeton Foreign Securities Fund - Class 3 (TIF3)
167,375 shares (cost $2,281,350)	2,875,510
Global Securities Fund/VA - Class 4 (OVGS4)
139,170 shares (cost $3,707,780)	5,644,754
Voyager Fund - Class A (PVF)
8,091 shares (cost $186,174)	254,392
Putnam International Equity Fund - Class A (PUIGA)
215 shares (cost $4,858)	5,264
Virtus Balanced Fund: Class A (PBF)
57,905 shares (cost $791,562)	879,571
Advisors Small Cap Fund - Class A (WRASCA)
48,641 shares (cost $755,547)	859,494
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
110,150 shares (cost $2,113,674)	2,740,528
Advantage Funds - Enterprise Fund - Investor Class (SE)
5,113 shares (cost $178,123)	247,692
Advantage Growth Fund - Investor Class (SGR)
25,681 shares (cost $985,357)	1,311,541
Advantage - Large Cap Core - Investor Class (WFLCCI)
7,673 shares (cost $86,894)	103,045
Advantage Large Cap Growth Fund - Investor Class (STR)
51,017 shares (cost $1,478,430)	2,253,420
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
60,736 shares (cost $706,982)	816,294

Total Investments	$221,709,590

Accounts Receivable-Advisor Overseas Fund - Class A (FAOA)	11
Accounts Receivable-International Index Fund - Class A (NIIXA)	6
Accounts Receivable-Putnam International Equity Fund - Class A (PUIGA)	5

Other Accounts Payable	(1,357)
Accounts Payable-Invesco Mid Cap Growth Fund - Class A (VKGA)	(7,858)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(4)

$221,700,393

Contract Owners’ Equity:
Accumulation units	221,699,012
Contracts in payout (annuitization) period (note 1f)	1,381

Total Contract Owners’ Equity (note 5)	$221,700,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,587,896	5,181	15,299	-	-	8,099	16,659	999
Mortality and expense risk charges (note 2)	(2,669,498)	(3,561)	(13,996)	(30,496)	(18,446)	(8,244)	(20,467)	(1,218)

Net investment income (loss)	(81,602)	1,620	1,303	(30,496)	(18,446)	(145)	(3,808)	(219)

Realized gain (loss) on investments	6,015,779	9,810	54,347	225,562	50,117	3,540	42,924	5,917
Change in unrealized gain (loss) on investments	26,544,727	30,973	248,352	412,413	456,239	(35,757)	308,366	12,149

Net gain (loss) on investments	32,560,506	40,783	302,699	637,975	506,356	(32,217)	351,290	18,066

Reinvested capital gains	9,641,312	13,933	28,130	116,245	-	-	11,831	2,071

Net increase (decrease) in contract owners’ equity resulting from operations	$42,120,216	56,336	332,132	723,724	487,910	(32,362)	359,313	19,918

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$7,934	21,125	32,686	65,731	3,797	20,879	66,937	49,852
Mortality and expense risk charges (note 2)	(6,898)	(76,477)	(19,576)	(37,737)	(21,961)	(83,213)	(13,449)	(36,526)

Net investment income (loss)	1,036	(55,352)	13,110	27,994	(18,164)	(62,334)	53,488	13,326

Realized gain (loss) on investments	45,091	639,727	(12,721)	(6,287)	3,975	34,169	3,567	41,843
Change in unrealized gain (loss) on investments	46,110	517,249	481,788	809,118	(15,312)	1,728,628	13,106	467,577

Net gain (loss) on investments	91,201	1,156,976	469,067	802,831	(11,337)	1,762,797	16,673	509,420

Reinvested capital gains	10,985	336,803	-	-	-	269,899	1,152	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,222	1,438,427	482,177	830,825	(29,501)	1,970,362	71,313	522,746

				(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$8,080	172,321	34,413	-	7,358	92,955	691	185,865
Mortality and expense risk charges (note 2)	(10,296)	(138,024)	(19,061)	(759)	(7,736)	(27,101)	(576)	(41,338)

Net investment income (loss)	(2,216)	34,297	15,352	(759)	(378)	65,854	115	144,527

Realized gain (loss) on investments	16,065	207,503	22,214	7,909	47,001	95,411	3,432	76,651
Change in unrealized gain (loss) on investments	121,368	2,276,144	(78,853)	(275)	105,891	(173,354)	7,131	144,659

Net gain (loss) on investments	137,433	2,483,647	(56,639)	7,634	152,892	(77,943)	10,563	221,310

Reinvested capital gains	10,879	236,455	1,953	13,659	16,088	-	2,380	-

Net increase (decrease) in contract owners’ equity resulting from operations	$146,096	2,754,399	(39,334)	20,534	168,602	(12,089)	13,058	365,837

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$19,639	1,320	11,822	-	38,739	29,803	-	-
Mortality and expense risk charges (note 2)	(6,214)	(1,546)	(17,927)	(8,565)	(25,106)	(23,158)	(6,385)	(28,641)

Net investment income (loss)	13,425	(226)	(6,105)	(8,565)	13,633	6,645	(6,385)	(28,641)

Realized gain (loss) on investments	4,088	1,329	6,954	6,483	(13,375)	(25,422)	24,726	83,146
Change in unrealized gain (loss) on investments	(38,769)	15,411	172,812	205,866	453,098	423,276	136,603	590,924

Net gain (loss) on investments	(34,681)	16,740	179,766	212,349	439,723	397,854	161,329	674,070

Reinvested capital gains	22,468	4,718	57,952	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,212	21,232	231,613	203,784	453,356	404,499	154,944	645,429

						(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013

Investment Activity:	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$31,003	45	24,158	21,497	17,047	62,884	-	10,830
Mortality and expense risk charges (note 2)	(8,812)	(58)	(22,676)	(23,487)	(15,589)	(58,032)	(12,433)	(12,345)

Net investment income (loss)	22,191	(13)	1,482	(1,990)	1,458	4,852	(12,433)	(1,515)

Realized gain (loss) on investments	(1,251)	98	23,548	(59,958)	(3,863)	(30,507)	9,014	37,217
Change in unrealized gain (loss) on investments	28,831	1,416	89,029	441,365	237,678	1,086,994	188,856	(127,383)

Net gain (loss) on investments	27,580	1,514	112,577	381,407	233,815	1,056,487	197,870	(90,166)

Reinvested capital gains	7,241	20	88,174	175,945	45,329	-	140,625	101,789

Net increase (decrease) in contract owners’ equity resulting from operations	$57,012	1,521	202,233	555,362	280,602	1,061,339	326,062	10,108

Investment Activity:	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$231	18,096	11,982	6,405	100,512	9,861	557	1,939
Mortality and expense risk charges (note 2)	(4,890)	(14,744)	(46,743)	(2,390)	(191,582)	(25,934)	(3,154)	(31,797)

Net investment income (loss)	(4,659)	3,352	(34,761)	4,015	(91,070)	(16,073)	(2,597)	(29,858)

Realized gain (loss) on investments	6,910	62,799	195,386	(49,775)	1,054,448	47,113	14,422	119,185
Change in unrealized gain (loss) on investments	111,755	108,868	723,051	66,430	(468,963)	426,117	46,711	285,021

Net gain (loss) on investments	118,665	171,667	918,437	16,655	585,485	473,230	61,133	404,206

Reinvested capital gains	25,074	35,947	18,702	-	3,579,542	-	-	323,507

Net increase (decrease) in contract owners’ equity resulting from operations	$139,080	210,966	902,378	20,670	4,073,957	457,157	58,536	697,855

	(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$65,582	45,762	8,575	10,763	30,724	33,737	1,551	109
Mortality and expense risk charges (note 2)	(19,016)	(17,935)	(5,006)	(14,095)	(32,292)	(38,556)	(4,064)	(53)

Net investment income (loss)	46,566	27,827	3,569	(3,332)	(1,568)	(4,819)	(2,513)	56

Realized gain (loss) on investments	41,300	8,311	(147)	33,308	10,760	(94,859)	28,295	(662)
Change in unrealized gain (loss) on investments	(88,353)	(65,198)	(26,196)	249,066	613,317	(49,784)	28,004	1,538

Net gain (loss) on investments	(47,053)	(56,887)	(26,343)	282,374	624,077	(144,643)	56,299	876

Reinvested capital gains	-	5,800	6,376	-	-	-	30,084	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(487)	(23,260)	(16,398)	279,042	622,509	(149,462)	83,870	932

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$22,844	12,693	68,057	62,456	18,668	7,169	-	-
Mortality and expense risk charges (note 2)	(18,420)	(10,228)	(56,957)	(46,259)	(16,360)	(11,426)	(108,624)	(44,111)

Net investment income (loss)	4,424	2,465	11,100	16,197	2,308	(4,257)	(108,624)	(44,111)

Realized gain (loss) on investments	3,468	17,534	(63,761)	(25,874)	85,332	77,316	-	-
Change in unrealized gain (loss) on investments	286,055	(36,765)	517,556	609,451	(61,004)	133,297	-	-

Net gain (loss) on investments	289,523	(19,231)	453,795	583,577	24,328	210,613	-	-

Reinvested capital gains	19,154	40,064	132,450	81,956	73,826	42,337	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$313,101	23,298	597,345	681,730	100,462	248,693	(108,624)	(44,111)

(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$953	24,412	6,647	45,806	49,167	16,213	1,388	47,810
Mortality and expense risk charges (note 2)	(5,999)	(18,487)	(5,270)	(34,150)	(38,322)	(12,189)	(1,688)	(37,220)

Net investment income (loss)	(5,046)	5,925	1,377	11,656	10,845	4,024	(300)	10,590

Realized gain (loss) on investments	31,865	43,181	8,713	67,683	157,456	27,584	1,745	126,530
Change in unrealized gain (loss) on investments	47,295	273,780	(2,209)	284,027	379,533	37,624	23,068	396,403

Net gain (loss) on investments	79,160	316,961	6,504	351,710	536,989	65,208	24,813	522,933

Reinvested capital gains	46,796	-	5,725	-	-	11,490	-	230,933

Net increase (decrease) in contract owners’ equity resulting from operations	$120,910	322,886	13,606	363,366	547,834	80,722	24,513	764,456

Investment Activity:	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$4,557	4,068	27,357	8,151	981	38,206	2,971	9,323
Mortality and expense risk charges (note 2)	(6,278)	(1,935)	(113,912)	(20,320)	(2,182)	(39,251)	(2,334)	(8,053)

Net investment income (loss)	(1,721)	2,133	(86,555)	(12,169)	(1,201)	(1,045)	637	1,270

Realized gain (loss) on investments	35,706	(1,702)	243,128	5,405	619	18,091	657	(4,190)
Change in unrealized gain (loss) on investments	94,675	26,196	1,926,486	342,464	37,098	300,535	9,942	(1,076)

Net gain (loss) on investments	130,381	24,494	2,169,614	347,869	37,717	318,626	10,599	(5,266)

Reinvested capital gains	30,851	1,774	644,920	149,436	21,835	458,049	40,531	-

Net increase (decrease) in contract owners’ equity resulting from operations	$159,511	28,401	2,727,979	485,136	58,351	775,630	51,767	(3,996)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$14,337	413	34,806	63,737	58,723	23,697	19,566	137,553
Mortality and expense risk charges (note 2)	(15,181)	(11,924)	(55,901)	(14,199)	(35,020)	(18,980)	(5,200)	(76,772)

Net investment income (loss)	(844)	(11,511)	(21,095)	49,538	23,703	4,717	14,366	60,781

Realized gain (loss) on investments	41,532	3,413	161,179	26,601	(20,114)	(14,184)	30,691	25,985
Change in unrealized gain (loss) on investments	210,881	210,668	711,278	(96,646)	(125,463)	286,783	(15,431)	1,247,438

Net gain (loss) on investments	252,413	214,081	872,457	(70,045)	(145,577)	272,599	15,260	1,273,423

Reinvested capital gains	127,589	45,685	130,066	-	17,458	-	2,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	$379,158	248,255	981,428	(20,507)	(104,416)	277,316	32,023	1,334,204

Investment Activity:	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	PUIGA
Reinvested dividends	$170	53,060	86,493	21,935	61,873	60,876	2,151	37
Mortality and expense risk charges (note 2)	(62)	(90,595)	(71,046)	(22,365)	(35,067)	(65,267)	(2,734)	(65)

Net investment income (loss)	108	(37,535)	15,447	(430)	26,806	(4,391)	(583)	(28)

Realized gain (loss) on investments	744	(91,759)	44,930	87,243	266,528	(14,983)	16,784	1
Change in unrealized gain (loss) on investments	(569)	1,671,869	441,549	346,912	257,858	1,186,248	68,879	1,119

Net gain (loss) on investments	175	1,580,110	486,479	434,155	524,386	1,171,265	85,663	1,120

Reinvested capital gains	-	459,507	434,123	7,144	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$283	2,002,082	936,049	440,869	551,192	1,166,874	85,080	1,092

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$14,337	413	34,806	63,737	58,723	23,697	19,566	137,553
Mortality and expense risk charges (note 2)	(15,181)	(11,924)	(55,901)	(14,199)	(35,020)	(18,980)	(5,200)	(76,772)

Net investment income (loss)	(844)	(11,511)	(21,095)	49,538	23,703	4,717	14,366	60,781

Realized gain (loss) on investments	41,532	3,413	161,179	26,601	(20,114)	(14,184)	30,691	25,985
Change in unrealized gain (loss) on investments	210,881	210,668	711,278	(96,646)	(125,463)	286,783	(15,431)	1,247,438

Net gain (loss) on investments	252,413	214,081	872,457	(70,045)	(145,577)	272,599	15,260	1,273,423

Reinvested capital gains	127,589	45,685	130,066	-	17,458	-	2,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	$379,158	248,255	981,428	(20,507)	(104,416)	277,316	32,023	1,334,204

Investment Activity:	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	PUIGA
Reinvested dividends	$170	53,060	86,493	21,935	61,873	60,876	2,151	37
Mortality and expense risk charges (note 2)	(62)	(90,595)	(71,046)	(22,365)	(35,067)	(65,267)	(2,734)	(65)

Net investment income (loss)	108	(37,535)	15,447	(430)	26,806	(4,391)	(583)	(28)

Realized gain (loss) on investments	744	(91,759)	44,930	87,243	266,528	(14,983)	16,784	1
Change in unrealized gain (loss) on investments	(569)	1,671,869	441,549	346,912	257,858	1,186,248	68,879	1,119

Net gain (loss) on investments	175	1,580,110	486,479	434,155	524,386	1,171,265	85,663	1,120

Reinvested capital gains	-	459,507	434,123	7,144	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$283	2,002,082	936,049	440,869	551,192	1,166,874	85,080	1,092

(Continued)

NATIONWIDE VARIABLE ACCOUNT STATEMENT OF OPERATIONS Year Ended December 31, 2013
Investment Activity:	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR	WFAIVD
Reinvested dividends	$17,733	-	-	-	-	512	-	5,210
Mortality and expense risk charges (note 2)	(12,217)	(8,381)	(32,349)	(2,353)	(13,706)	(743)	(24,950)	(8,254)

Net investment income (loss)	5,516	(8,381)	(32,349)	(2,353)	(13,706)	(231)	(24,950)	(3,044)

Realized gain (loss) on investments	26,907	35,288	94,526	3,751	116,680	12,208	77,441	4,500
Change in unrealized gain (loss) on investments	2,766	109,606	343,590	42,126	169,337	8,478	421,678	109,312

Net gain (loss) on investments	29,673	144,894	438,116	45,877	286,017	20,686	499,119	113,812

Reinvested capital gains	83,437	108,783	211,178	19,680	43,663	-	68,775	26,745

Net increase (decrease) in contract owners’ equity resulting from operations	$118,626	245,296	616,945	63,204	315,974	20,455	542,944	137,513

Investment Activity:	WFEVAD	IDF
Reinvested dividends	$2,249	10,834
Mortality and expense risk charges (note 2)	(1,497)	(24,314)

Net investment income (loss)	752	(13,480)

Realized gain (loss) on investments	51,370	1,015,243
Change in unrealized gain (loss) on investments	(87,947)	(353,124)

Net gain (loss) on investments	(36,577)	662,119

Reinvested capital gains	81,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,374	648,639

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		VKEIA		VKGIA		VKGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(81,602)	390,366	1,620	1,846	1,303	4,901	(30,496)	(8,559)
Realized gain (loss) on investments	6,015,779	279,153	9,810	(18)	54,347	(71,131)	225,562	68,253
Change in unrealized gain (loss) on investments	26,544,727	20,575,074	30,973	16,143	248,352	227,547	412,413	15,751
Reinvested capital gains	9,641,312	1,766,527	13,933	-	28,130	-	116,245	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,120,216	23,011,120	56,336	17,971	332,132	161,317	723,724	75,445

Equity transactions:
Purchase payments received from contract owners (note 3)	10,223,527	10,484,322	20,204	7,987	55,020	42,963	50,111	8,546
Transfers between funds	-	-	11,413	132,874	(90,276)	(54,269)	3,715,225	(18,981)
Redemptions (note 3)	(29,845,258)	(29,725,893)	(64,822)	(5,261)	(142,428)	(398,008)	(245,985)	(135,641)
Annuity benefits	(342)	(280)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(171,833)	(182,728)	-	-	-	-	(1,498)	-
Contingent deferred sales charges (note 2)	(29,720)	(34,979)	-	-	(384)	(437)	(115)	(291)
Adjustments to maintain reserves	2,949	(3,231)	(15)	(3)	(27)	(41)	5,492	(34)

Net equity transactions	(19,820,677)	(19,462,789)	(33,220)	135,597	(178,095)	(409,792)	3,523,230	(146,401)

Net change in contract owners’ equity	22,299,539	3,548,331	23,116	153,568	154,037	(248,475)	4,246,954	(70,956)
Contract owners’ equity beginning of period	199,400,854	195,852,523	246,545	92,977	1,105,642	1,354,117	688,689	759,645

Contract owners’ equity end of period	$221,700,393	199,400,854	269,661	246,545	1,259,679	1,105,642	4,935,643	688,689

CHANGES IN UNITS:
Beginning units	10,263,240	11,451,764	23,806	9,998	62,426	86,270	30,739	37,463
Units purchased	1,529,613	1,880,679	2,887	14,429	8,674	5,405	151,083	1,978
Units redeemed	(2,574,683)	(3,069,203)	(5,581)	(621)	(17,207)	(29,249)	(16,748)	(8,702)

Ending units	9,218,170	10,263,240	21,112	23,806	53,893	62,426	165,074	30,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PRSCA		ADGFIS		ADUES		TCIGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(18,446)	(17,597)	(145)	(1,463)	(3,808)	(3,980)	(219)	273
Realized gain (loss) on investments	50,117	(12,943)	3,540	10,546	42,924	44,666	5,917	3,374
Change in unrealized gain (loss) on investments	456,239	190,490	(35,757)	15,778	308,366	164,878	12,149	14,082
Reinvested capital gains	-	-	-	-	11,831	-	2,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	487,910	159,950	(32,362)	24,861	359,313	205,564	19,918	17,729

Equity transactions:
Purchase payments received from contract owners (note 3)	41,461	49,173	30,630	88,381	49,420	46,409	-	-
Transfers between funds	68,468	(51,539)	(100,018)	(43,815)	49,794	(79,644)	-	-
Redemptions (note 3)	(230,005)	(243,530)	(84,163)	(93,101)	(152,243)	(210,633)	(13,943)	(12,761)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,147)	(1,327)	(687)	(839)	(1,626)	(1,779)	-	-
Contingent deferred sales charges (note 2)	(37)	(30)	-	-	(1)	(59)	-	(3)
Adjustments to maintain reserves	(14)	(30)	(5)	(19)	(8)	(14)	(13)	(10)

Net equity transactions	(121,274)	(247,283)	(154,243)	(49,393)	(54,664)	(245,720)	(13,956)	(12,774)

Net change in contract owners’ equity	366,636	(87,333)	(186,605)	(24,532)	304,649	(40,156)	5,962	4,955
Contract owners’ equity beginning of period	1,270,753	1,358,086	751,061	775,593	1,420,282	1,460,438	99,315	94,360

Contract owners’ equity end of period	$1,637,389	1,270,753	564,456	751,061	1,724,931	1,420,282	105,277	99,315

CHANGES IN UNITS:
Beginning units	54,658	65,597	64,761	69,098	115,225	136,054	10,666	12,184
Units purchased	4,402	2,858	3,606	10,971	7,589	3,997	-	-
Units redeemed	(9,010)	(13,797)	(17,494)	(15,308)	(11,740)	(24,826)	(1,317)	(1,518)

Ending units	50,050	54,658	50,873	64,761	111,074	115,225	9,349	10,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TCIGR		TCG		ACIGA		IGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,036	2,795	(55,352)	(24,819)	13,110	10,230	27,994	19,739
Realized gain (loss) on investments	45,091	29,688	639,727	354,092	(12,721)	(36,249)	(6,287)	(95,073)
Change in unrealized gain (loss) on investments	46,110	77,143	517,249	165,201	481,788	208,632	809,118	394,582
Reinvested capital gains	10,985	-	336,803	174,388	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,222	109,626	1,438,427	668,862	482,177	182,613	830,825	319,248

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	158,988	202,939	33,149	39,673	124,105	118,011
Transfers between funds	-	(11,292)	(13,492)	(117,249)	(50,358)	46,493	163,942	(71,934)
Redemptions (note 3)	(137,830)	(101,585)	(1,098,212)	(676,969)	(263,755)	(148,452)	(292,233)	(443,410)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(801)	(907)	(5,612)	(5,956)	-	-	(4,027)	(4,326)
Contingent deferred sales charges (note 2)	-	-	(210)	(440)	(150)	(413)	(179)	(167)
Adjustments to maintain reserves	(12)	7	(39)	(71)	(32)	(47)	(14)	1

Net equity transactions	(138,643)	(113,777)	(958,577)	(597,746)	(281,146)	(62,746)	(8,406)	(401,825)

Net change in contract owners’ equity	(35,421)	(4,151)	479,850	71,116	201,031	119,867	822,419	(82,577)
Contract owners’ equity beginning of period	590,110	594,261	5,593,908	5,522,792	1,544,799	1,424,932	2,459,020	2,541,597

Contract owners’ equity end of period	$554,689	590,110	6,073,758	5,593,908	1,745,830	1,544,799	3,281,439	2,459,020

CHANGES IN UNITS:
Beginning units	21,618	26,185	144,835	171,700	149,912	156,001	115,520	134,955
Units purchased	-	-	9,496	10,678	6,691	11,028	13,331	12,029
Units redeemed	(4,873)	(4,567)	(19,771)	(37,543)	(30,079)	(17,117)	(13,776)	(31,464)

Ending units	16,745	21,618	134,560	144,835	126,524	149,912	115,075	115,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	BSTG		TCUL		DWHYOI		DAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(18,164)	(18,353)	(62,334)	(50,276)	53,488	51,501	13,326	10,720
Realized gain (loss) on investments	3,975	7,475	34,169	(111,580)	3,567	5,248	41,843	47,246
Change in unrealized gain (loss) on investments	(15,312)	(19,733)	1,728,628	908,674	13,106	64,253	467,577	185,136
Reinvested capital gains	-	11,619	269,899	-	1,152	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(29,501)	(18,992)	1,970,362	746,818	71,313	121,002	522,746	243,102

Equity transactions:
Purchase payments received from contract owners (note 3)	70,270	93,881	160,917	185,131	70,655	80,055	136,633	160,655
Transfers between funds	(78,624)	39,278	(129,814)	(145,591)	(24,756)	199,702	(138,444)	(12,209)
Redemptions (note 3)	(499,942)	(187,674)	(753,487)	(832,190)	(74,575)	(108,485)	(282,690)	(413,153)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,316)	(1,573)	(7,108)	(7,758)	(962)	(924)	(1,931)	(1,953)
Contingent deferred sales charges (note 2)	(284)	(40)	(399)	(170)	(10)	(74)	(241)	(176)
Adjustments to maintain reserves	(60)	41	(51)	(68)	(11)	5	(52)	(50)

Net equity transactions	(509,956)	(56,087)	(729,942)	(800,646)	(29,659)	170,279	(286,725)	(266,886)

Net change in contract owners’ equity	(539,457)	(75,079)	1,240,420	(53,828)	41,654	291,281	236,021	(23,784)
Contract owners’ equity beginning of period	2,048,340	2,123,419	5,953,373	6,007,201	965,740	674,459	2,764,269	2,788,053

Contract owners’ equity end of period	$1,508,883	2,048,340	7,193,793	5,953,373	1,007,394	965,740	3,000,290	2,764,269

CHANGES IN UNITS:
Beginning units	108,398	110,359	328,206	376,005	53,365	43,302	201,744	221,462
Units purchased	14,621	18,673	18,705	14,443	16,048	22,347	17,917	33,645
Units redeemed	(45,188)	(20,634)	(54,188)	(62,242)	(17,714)	(12,284)	(40,832)	(53,363)

Ending units	77,831	108,398	292,723	328,206	51,699	53,365	178,829	201,744

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DPBOZ		DSPI		DPITIA		DROSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,216)	(488)	34,297	44,303	15,352	16,337	(759)	(178)
Realized gain (loss) on investments	16,065	(19,500)	207,503	179,486	22,214	49,214	7,909	529
Change in unrealized gain (loss) on investments	121,368	106,022	2,276,144	874,586	(78,853)	9,950	(275)	1,435
Reinvested capital gains	10,879	-	236,455	129,864	1,953	14,106	13,659	-

Net increase (decrease) in contract owners’ equity resulting from operations	146,096	86,034	2,754,399	1,228,239	(39,334)	89,607	20,534	1,786

Equity transactions:
Purchase payments received from contract owners (note 3)	29,487	36,711	523,462	535,107	43,134	91,484	1,220	-
Transfers between funds	14,325	21,813	85,954	(513,098)	(5,267)	152,581	101,845	11,584
Redemptions (note 3)	(107,509)	(138,261)	(939,733)	(1,028,422)	(156,218)	(357,061)	(17,857)	(1,055)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(614)	(744)	(12,372)	(13,055)	(1,356)	(1,468)	-	-
Contingent deferred sales charges (note 2)	(52)	(61)	(288)	(362)	(7)	(599)	(135)	-
Adjustments to maintain reserves	(34)	(48)	(20)	(13)	(12)	(70)	(5)	(2)

Net equity transactions	(64,397)	(80,590)	(342,997)	(1,019,843)	(119,726)	(115,133)	85,068	10,527

Net change in contract owners’ equity	81,699	5,444	2,411,402	208,396	(159,060)	(25,526)	105,602	12,313
Contract owners’ equity beginning of period	766,707	761,263	9,362,126	9,153,730	1,514,251	1,539,777	20,186	7,873

Contract owners’ equity end of period	$848,406	766,707	11,773,528	9,362,126	1,355,191	1,514,251	125,788	20,186

CHANGES IN UNITS:
Beginning units	66,287	73,716	276,731	308,314	117,378	126,265	1,580	735
Units purchased	5,669	6,122	20,440	20,102	7,887	24,371	8,952	1,136
Units redeemed	(10,666)	(13,551)	(29,568)	(51,685)	(17,423)	(33,258)	(3,782)	(291)

Ending units	61,290	66,287	267,603	276,731	107,842	117,378	6,750	1,580

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DTC		FBDF		FEQIF		FHYT
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(378)	(3,497)	65,854	69,695	115	1,639	144,527	143,373
Realized gain (loss) on investments	47,001	38,411	95,411	19,368	3,432	13,012	76,651	69,991
Change in unrealized gain (loss) on investments	105,891	18,222	(173,354)	69,646	7,131	(2,695)	144,659	198,261
Reinvested capital gains	16,088	1,005	-	-	2,380	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,602	54,141	(12,089)	158,709	13,058	11,956	365,837	411,625

Equity transactions:
Purchase payments received from contract owners (note 3)	11,584	12,610	110,204	140,669	3,107	7,700	214,364	158,363
Transfers between funds	(2,291)	(7,672)	(107,870)	403,995	(12,052)	(56,061)	554,532	769,317
Redemptions (note 3)	(53,305)	(63,632)	(238,104)	(226,003)	-	(24,190)	(582,812)	(535,046)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(634)	(689)	(1,722)	(1,937)	-	-	(1,415)	(1,288)
Contingent deferred sales charges (note 2)	(37)	-	(199)	(230)	-	-	(246)	(1,686)
Adjustments to maintain reserves	(33)	(3)	(86)	18	(4)	(15)	28	(245)

Net equity transactions	(44,716)	(59,386)	(237,777)	316,512	(8,949)	(72,566)	184,451	389,415

Net change in contract owners’ equity	123,886	(5,245)	(249,866)	475,221	4,109	(60,610)	550,288	801,040
Contract owners’ equity beginning of period	526,210	531,455	2,212,934	1,737,713	52,061	112,671	3,126,738	2,325,698

Contract owners’ equity end of period	$650,096	526,210	1,963,068	2,212,934	56,170	52,061	3,677,026	3,126,738

CHANGES IN UNITS:
Beginning units	30,148	31,777	99,418	84,745	5,018	11,965	157,579	137,795
Units purchased	4,559	3,683	11,842	29,647	261	2,434	62,434	80,476
Units redeemed	(6,058)	(5,312)	(22,530)	(14,974)	(1,108)	(9,381)	(54,065)	(60,692)

Ending units	28,649	30,148	88,730	99,418	4,171	5,018	165,948	157,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIIF		FABA		FAB		FAEGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,425	18,091	(226)	115	(6,105)	(1,075)	(8,565)	(8,403)
Realized gain (loss) on investments	4,088	11,222	1,329	(5,081)	6,954	1,134	6,483	4,572
Change in unrealized gain (loss) on investments	(38,769)	20,527	15,411	23,508	172,812	109,270	205,866	90,135
Reinvested capital gains	22,468	-	4,718	-	57,952	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,212	49,840	21,232	18,542	231,613	109,329	203,784	86,304

Equity transactions:
Purchase payments received from contract owners (note 3)	11,745	15,899	856	2,800	48,511	76,593	19,142	28,468
Transfers between funds	(33,274)	25,573	(4,130)	30	3,665	139,682	2,123	(26,070)
Redemptions (note 3)	(198,910)	(102,796)	(36,235)	(88,876)	(58,982)	(86,930)	(49,769)	(152,681)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,076)	(1,071)	-	-
Contingent deferred sales charges (note 2)	(1,045)	(155)	(377)	(108)	(81)	(26)	(516)	(244)
Adjustments to maintain reserves	7	(8)	(21)	(11)	(12)	(10)	(31)	(30)

Net equity transactions	(221,477)	(61,487)	(39,907)	(86,165)	(7,975)	128,238	(29,051)	(150,557)

Net change in contract owners’ equity	(220,265)	(11,647)	(18,675)	(67,623)	223,638	237,567	174,733	(64,253)
Contract owners’ equity beginning of period	636,525	648,172	135,160	202,783	1,259,205	1,021,638	607,246	671,499

Contract owners’ equity end of period	$416,260	636,525	116,485	135,160	1,482,843	1,259,205	781,979	607,246

CHANGES IN UNITS:
Beginning units	37,865	41,523	10,391	17,211	66,501	59,697	76,497	95,472
Units purchased	5,318	8,068	70	230	3,192	11,584	3,114	4,907
Units redeemed	(18,176)	(11,726)	(2,913)	(7,050)	(3,547)	(4,780)	(6,092)	(23,882)

Ending units	25,007	37,865	7,548	10,391	66,146	66,501	73,519	76,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAEIA		FAEI		FAGOA		FAGO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,633	22,673	6,645	16,258	(6,385)	(5,435)	(28,641)	(25,877)
Realized gain (loss) on investments	(13,375)	(104,636)	(25,422)	(48,336)	24,726	6,992	83,146	50,933
Change in unrealized gain (loss) on investments	453,098	349,395	423,276	270,370	136,603	58,288	590,924	274,591
Reinvested capital gains	-	2,134	-	1,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	453,356	269,566	404,499	240,244	154,944	59,845	645,429	299,647

Equity transactions:
Purchase payments received from contract owners (note 3)	60,982	69,702	69,512	93,693	6,061	13,803	136,482	140,253
Transfers between funds	6,500	(64,987)	(87,935)	(36,615)	(1,654)	62,868	25,955	22,361
Redemptions (note 3)	(278,469)	(338,284)	(336,168)	(187,566)	(43,636)	(18,356)	(236,455)	(288,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,498)	(2,558)	-	-	(3,424)	(3,571)
Contingent deferred sales charges (note 2)	(388)	(319)	(1)	(57)	(304)	(60)	(17)	(412)
Adjustments to maintain reserves	(70)	(25)	(22)	(9)	(24)	(15)	(5)	(9)

Net equity transactions	(211,445)	(333,913)	(357,112)	(133,112)	(39,557)	58,240	(77,464)	(130,226)

Net change in contract owners’ equity	241,911	(64,347)	47,387	107,132	115,387	118,085	567,965	169,421
Contract owners’ equity beginning of period	1,832,057	1,896,404	1,742,583	1,635,451	467,341	349,256	1,944,381	1,774,960

Contract owners’ equity end of period	$2,073,968	1,832,057	1,789,970	1,742,583	582,728	467,341	2,512,346	1,944,381

CHANGES IN UNITS:
Beginning units	126,885	150,911	76,388	82,492	50,561	44,584	118,799	127,085
Units purchased	8,382	7,748	3,129	7,568	947	13,482	12,773	12,937
Units redeemed	(21,270)	(31,774)	(17,035)	(13,672)	(4,783)	(7,505)	(17,463)	(21,223)

Ending units	113,997	126,885	62,482	76,388	46,725	50,561	114,109	118,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAHY		FAOA		FAM		FRBSI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,191	23,257	(13)	30	1,482	4,523	(1,990)	3,525
Realized gain (loss) on investments	(1,251)	(6,059)	98	(196)	23,548	(7,120)	(59,958)	(294,957)
Change in unrealized gain (loss) on investments	28,831	71,204	1,416	1,210	89,029	150,317	441,365	467,245
Reinvested capital gains	7,241	8,478	20	15	88,174	1,501	175,945	89,478

Net increase (decrease) in contract owners’ equity resulting from operations	57,012	96,880	1,521	1,059	202,233	149,221	555,362	265,291

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	-	-	71,950	103,564	78,251	70,402
Transfers between funds	(227)	61,357	-	-	14,007	123,106	(75,424)	(257,746)
Redemptions (note 3)	(88,069)	(56,290)	(2,148)	(772)	(305,612)	(328,078)	(509,673)	(258,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(770)	(835)	-	-	(2,488)	(2,672)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(3)	(45)	(9)	(1,501)	(692)
Adjustments to maintain reserves	(14)	(30)	(6)	(9)	(15)	(13)	(31)	(71)

Net equity transactions	(89,080)	4,204	(2,154)	(784)	(222,203)	(104,102)	(508,378)	(446,366)

Net change in contract owners’ equity	(32,068)	101,084	(633)	275	(19,970)	45,119	46,984	(181,075)
Contract owners’ equity beginning of period	702,423	601,339	6,362	6,087	1,652,169	1,607,050	1,861,773	2,042,848

Contract owners’ equity end of period	$670,355	702,423	5,729	6,362	1,632,199	1,652,169	1,908,757	1,861,773

CHANGES IN UNITS:
Beginning units	26,281	25,766	592	678	63,385	67,768	87,231	109,046
Units purchased	418	3,129	-	-	3,590	9,965	4,859	5,052
Units redeemed	(3,666)	(2,614)	(183)	(86)	(11,302)	(14,348)	(25,518)	(26,867)

Ending units	23,033	26,281	409	592	55,673	63,385	66,572	87,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TFF		TMSF		FSCG		AREA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,458	10,638	4,852	26,545	(12,433)	(11,988)	(1,515)	(8,977)
Realized gain (loss) on investments	(3,863)	(111,364)	(30,507)	(199,976)	9,014	(26,991)	37,217	37,380
Change in unrealized gain (loss) on investments	237,678	272,676	1,086,994	717,395	188,856	43,565	(127,383)	46,860
Reinvested capital gains	45,329	-	-	-	140,625	88,911	101,789	78,992

Net increase (decrease) in contract owners’ equity resulting from operations	280,602	171,950	1,061,339	543,964	326,062	93,497	10,108	154,255

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	206,094	234,002	28,655	36,189	19,232	28,097
Transfers between funds	(32,007)	(11,131)	(127,652)	(188,339)	(34,246)	(22,125)	16,658	(132,127)
Redemptions (note 3)	(92,681)	(82,178)	(544,590)	(667,106)	(133,017)	(154,421)	(174,968)	(231,495)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,386)	(1,470)	(2,755)	(2,893)	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(3)	(671)	(612)	(149)	(244)	(55)	(1,991)
Adjustments to maintain reserves	(38)	(51)	(33)	(46)	(27)	(49)	(42)	(47)

Net equity transactions	(126,114)	(94,833)	(469,607)	(624,994)	(138,784)	(140,650)	(139,175)	(337,563)

Net change in contract owners’ equity	154,488	77,117	591,732	(81,030)	187,278	(47,153)	(129,067)	(183,308)
Contract owners’ equity beginning of period	1,157,090	1,079,973	4,280,497	4,361,527	955,270	1,002,423	993,612	1,176,920

Contract owners’ equity end of period	$1,311,578	1,157,090	4,872,229	4,280,497	1,142,548	955,270	864,545	993,612

CHANGES IN UNITS:
Beginning units	50,054	54,681	236,898	273,575	100,576	115,534	88,466	120,617
Units purchased	-	-	15,230	18,671	3,370	4,998	19,443	30,574
Units redeemed	(4,775)	(4,627)	(38,474)	(55,348)	(16,018)	(19,956)	(31,381)	(62,725)

Ending units	45,279	50,054	213,654	236,898	87,928	100,576	76,528	88,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ASCGI		JBS		JF		JOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,659)	(4,647)	3,352	12,863	(34,761)	(24,105)	4,015	3,999
Realized gain (loss) on investments	6,910	84,992	62,799	52,192	195,386	130,589	(49,775)	(55,682)
Change in unrealized gain (loss) on investments	111,755	(19,057)	108,868	33,740	723,051	415,309	66,430	72,704
Reinvested capital gains	25,074	29,157	35,947	34,369	18,702	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	139,080	90,445	210,966	133,164	902,378	521,793	20,670	21,021

Equity transactions:
Purchase payments received from contract owners (note 3)	3,376	7,134	15,043	13,162	103,798	110,550	3,664	9,318
Transfers between funds	39,433	(302,107)	30,465	90,719	6,979	(129,448)	(84,150)	(9,575)
Redemptions (note 3)	(35,926)	(26,709)	(181,416)	(215,828)	(389,562)	(448,589)	(22,429)	(76,586)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,862)	(5,450)	-	-
Contingent deferred sales charges (note 2)	(3)	(73)	(137)	(602)	(218)	-	(38)	(56)
Adjustments to maintain reserves	(15)	(18)	(22)	(15)	(46)	(47)	2	(3)

Net equity transactions	6,865	(321,773)	(136,067)	(112,564)	(283,911)	(472,984)	(102,951)	(76,902)

Net change in contract owners’ equity	145,945	(231,328)	74,899	20,600	618,467	48,809	(82,281)	(55,881)
Contract owners’ equity beginning of period	353,980	585,308	1,226,845	1,206,245	3,390,414	3,341,605	267,822	323,703

Contract owners’ equity end of period	$499,925	353,980	1,301,744	1,226,845	4,008,881	3,390,414	185,541	267,822

CHANGES IN UNITS:
Beginning units	27,450	52,838	89,940	98,460	198,550	226,017	24,526	32,863
Units purchased	3,376	2,583	12,881	13,255	6,496	6,605	845	7,275
Units redeemed	(2,820)	(27,971)	(21,802)	(21,775)	(22,761)	(34,072)	(9,946)	(15,612)

Ending units	28,006	27,450	81,019	89,940	182,285	198,550	15,425	24,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JTF		JWF		JWS		LSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(91,070)	(86,171)	(16,073)	(5,423)	(2,597)	(1,099)	(29,858)	(27,050)
Realized gain (loss) on investments	1,054,448	927,894	47,113	9,174	14,422	5,997	119,185	(23,226)
Change in unrealized gain (loss) on investments	(468,963)	1,728,832	426,117	303,982	46,711	29,554	285,021	264,029
Reinvested capital gains	3,579,542	-	-	-	-	-	323,507	52,642

Net increase (decrease) in contract owners’ equity resulting from operations	4,073,957	2,570,555	457,157	307,733	58,536	34,452	697,855	266,395

Equity transactions:
Purchase payments received from contract owners (note 3)	323,900	404,172	-	-	590	456	213,169	263,456
Transfers between funds	(386,341)	(42,484)	(1,680)	(5,550)	2,711	23,138	70,446	(247,635)
Redemptions (note 3)	(1,409,631)	(1,635,832)	(189,849)	(240,958)	(14,130)	(19,977)	(303,759)	(190,030)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,555)	(18,581)	(3,424)	(3,695)	-	-	(2,568)	(1,957)
Contingent deferred sales charges (note 2)	(240)	(195)	-	-	(20)	(4)	(25)	(34)
Adjustments to maintain reserves	(64)	(55)	(21)	(28)	(25)	(21)	(19)	(62)

Net equity transactions	(1,488,931)	(1,292,975)	(194,974)	(250,231)	(10,874)	3,592	(22,756)	(176,262)

Net change in contract owners’ equity	2,585,026	1,277,580	262,183	57,502	47,662	38,044	675,099	90,133
Contract owners’ equity beginning of period	13,947,114	12,669,534	1,851,784	1,794,282	229,314	191,270	2,101,085	2,010,952

Contract owners’ equity end of period	$16,532,140	13,947,114	2,113,967	1,851,784	276,976	229,314	2,776,184	2,101,085

CHANGES IN UNITS:
Beginning units	420,544	466,181	119,817	136,743	16,415	16,166	91,719	99,730
Units purchased	12,052	36,632	-	-	1,421	1,978	16,234	21,096
Units redeemed	(53,363)	(82,269)	(10,969)	(16,926)	(2,053)	(1,729)	(17,286)	(29,107)

Ending units	379,233	420,544	108,848	119,817	15,783	16,415	90,667	91,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSI		NBF		NBIXA		NFA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$46,566	48,113	27,827	31,520	3,569	4,736	(3,332)	(1,436)
Realized gain (loss) on investments	41,300	4,533	8,311	9,867	(147)	1,774	33,308	450
Change in unrealized gain (loss) on investments	(88,353)	72,921	(65,198)	38,371	(26,196)	45	249,066	135,379
Reinvested capital gains	-	-	5,800	15,740	6,376	3,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(487)	125,567	(23,260)	95,498	(16,398)	10,042	279,042	134,393

Equity transactions:
Purchase payments received from contract owners (note 3)	63,948	77,337	83,831	74,048	19,261	15,440	-	(107)
Transfers between funds	30,428	142,438	28,158	(48,114)	18,775	50,054	(59,009)	(141,659)
Redemptions (note 3)	(189,398)	(108,483)	(219,183)	(107,145)	(71,128)	(55,275)	(128,091)	(76,576)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(901)	(990)	(1,583)	(1,582)	-	-	(596)	(725)
Contingent deferred sales charges (note 2)	-	(335)	-	(5)	(121)	(105)	(140)	(1)
Adjustments to maintain reserves	(20)	2	(10)	(8)	(45)	(33)	(47)	(33)

Net equity transactions	(95,943)	109,969	(108,787)	(82,806)	(33,258)	10,081	(187,883)	(219,101)

Net change in contract owners’ equity	(96,430)	235,536	(132,047)	12,692	(49,656)	20,123	91,159	(84,708)
Contract owners’ equity beginning of period	1,564,949	1,329,413	1,436,368	1,423,676	418,504	398,381	1,078,616	1,163,324

Contract owners’ equity end of period	$1,468,519	1,564,949	1,304,321	1,436,368	368,848	418,504	1,169,775	1,078,616

CHANGES IN UNITS:
Beginning units	85,387	79,260	23,941	25,913	25,593	24,974	101,501	123,484
Units purchased	7,747	14,372	2,734	1,572	2,435	4,412	-	-
Units redeemed	(12,990)	(8,245)	(3,887)	(3,544)	(4,505)	(3,793)	(15,816)	(21,983)

Ending units	80,144	85,387	22,788	23,941	23,523	25,593	85,685	101,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NF		NGBF		NGF		NIIXA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,568)	2,156	(4,819)	26,913	(2,513)	(2,535)	56	83
Realized gain (loss) on investments	10,760	(156,117)	(94,859)	(8,790)	28,295	34,751	(662)	(323)
Change in unrealized gain (loss) on investments	613,317	462,253	(49,784)	(34,051)	28,004	12,213	1,538	1,130
Reinvested capital gains	-	-	-	94,623	30,084	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	622,509	308,292	(149,462)	78,695	83,870	44,429	932	890

Equity transactions:
Purchase payments received from contract owners (note 3)	122,818	135,742	119,316	180,090	-	165	-	-
Transfers between funds	(7,204)	(416,743)	(591,403)	599,058	-	(8,182)	-	-
Redemptions (note 3)	(302,379)	(298,621)	(705,279)	(617,567)	(60,368)	(73,904)	(1,923)	(1,543)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,273)	(3,517)	(2,443)	(2,802)	(610)	(711)	-	-
Contingent deferred sales charges (note 2)	(34)	(204)	(1,608)	(170)	-	-	-	-
Adjustments to maintain reserves	(65)	(311)	(67)	72	(99)	19	-	(12)

Net equity transactions	(190,137)	(583,654)	(1,181,484)	158,681	(61,077)	(82,613)	(1,923)	(1,555)

Net change in contract owners’ equity	432,372	(275,362)	(1,330,946)	237,376	22,793	(38,184)	(991)	(665)
Contract owners’ equity beginning of period	2,267,416	2,542,778	3,791,513	3,554,137	326,783	364,967	5,493	6,158

Contract owners’ equity end of period	$2,699,788	2,267,416	2,460,567	3,791,513	349,576	326,783	4,502	5,493

CHANGES IN UNITS:
Beginning units	37,854	46,198	192,258	187,137	10,666	11,617	492	648
Units purchased	2,873	5,093	11,367	55,648	-	218	-	-
Units redeemed	(8,711)	(13,437)	(72,902)	(50,527)	(4,346)	(1,169)	(157)	(156)

Ending units	32,016	37,854	130,723	192,258	6,320	10,666	335	492

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDAS		IDCS		IDMS		IDMAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,424	7,591	2,465	5,822	11,100	25,735	16,197	19,944
Realized gain (loss) on investments	3,468	(76,783)	17,534	19,743	(63,761)	(57,282)	(25,874)	(210,689)
Change in unrealized gain (loss) on investments	286,055	238,752	(36,765)	(2,506)	517,556	456,100	609,451	570,111
Reinvested capital gains	19,154	15,389	40,064	15,359	132,450	22,135	81,956	21,540

Net increase (decrease) in contract owners’ equity resulting from operations	313,101	184,949	23,298	38,418	597,345	446,688	681,730	400,906

Equity transactions:
Purchase payments received from contract owners (note 3)	84,234	108,893	13,037	14,777	231,557	242,700	251,768	304,177
Transfers between funds	(135,416)	(19,793)	58,449	4,642	118,895	(98,056)	(13,852)	(154,439)
Redemptions (note 3)	(235,697)	(204,779)	(175,418)	(245,317)	(1,470,666)	(587,660)	(369,892)	(761,342)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,158)	(2,452)	(111)	(1,635)	(1,651)	(1,019)	(1,510)	(5,826)
Adjustments to maintain reserves	(20)	(43)	(30)	(26)	(70)	(13)	(33)	(30)

Net equity transactions	(288,057)	(118,174)	(104,073)	(227,559)	(1,121,935)	(444,048)	(133,519)	(617,460)

Net change in contract owners’ equity	25,044	66,775	(80,775)	(189,141)	(524,590)	2,640	548,211	(216,554)
Contract owners’ equity beginning of period	1,436,962	1,370,187	896,075	1,085,216	4,826,998	4,824,358	3,405,974	3,622,528

Contract owners’ equity end of period	$1,462,006	1,436,962	815,300	896,075	4,302,408	4,826,998	3,954,185	3,405,974

CHANGES IN UNITS:
Beginning units	119,470	130,269	66,093	82,979	366,259	400,899	267,649	319,033
Units purchased	7,960	10,299	15,702	7,160	30,239	24,243	23,707	29,210
Units redeemed	(29,737)	(21,098)	(23,309)	(24,046)	(108,652)	(58,883)	(33,026)	(80,594)

Ending units	97,693	119,470	58,486	66,093	287,846	366,259	258,330	267,649

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDMCS		NMCIXA		MMF		MMFR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,308	8,475	(4,257)	(2,852)	(108,624)	(109,955)	(44,111)	(49,237)
Realized gain (loss) on investments	85,332	(1,445)	77,316	(19,940)	-	-	-	-
Change in unrealized gain (loss) on investments	(61,004)	64,920	133,297	115,553	-	-	-	-
Reinvested capital gains	73,826	18,689	42,337	29,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,462	90,639	248,693	122,752	(108,624)	(109,955)	(44,111)	(49,237)

Equity transactions:
Purchase payments received from contract owners (note 3)	64,676	65,816	30,247	42,055	1,634,377	742,064	114,975	158,769
Transfers between funds	82,004	14,590	113,158	(115,970)	(161,562)	1,828,804	678,319	678,645
Redemptions (note 3)	(502,078)	(178,085)	(113,334)	(167,202)	(2,196,429)	(2,243,972)	(969,683)	(994,382)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(8,643)	(9,357)	-	-
Contingent deferred sales charges (note 2)	(537)	(868)	(388)	(273)	(283)	(298)	(3,021)	(3,414)
Adjustments to maintain reserves	(55)	10	(85)	1	(58)	8	(48)	(2)

Net equity transactions	(355,990)	(98,537)	29,598	(241,389)	(732,598)	317,249	(179,458)	(160,384)

Net change in contract owners’ equity	(255,528)	(7,898)	278,291	(118,637)	(841,222)	207,294	(223,569)	(209,621)
Contract owners’ equity beginning of period	1,350,787	1,358,685	753,058	871,695	8,658,809	8,451,515	3,942,002	4,151,623

Contract owners’ equity end of period	$1,095,259	1,350,787	1,031,349	753,058	7,817,587	8,658,809	3,718,433	3,942,002

CHANGES IN UNITS:
Beginning units	98,732	105,880	42,441	56,719	364,519	351,137	364,191	379,129
Units purchased	14,353	16,470	13,664	3,574	187,951	197,565	107,475	326,765
Units redeemed	(38,605)	(23,618)	(11,956)	(17,852)	(219,628)	(184,183)	(124,492)	(341,703)

Ending units	74,480	98,732	44,149	42,441	332,842	364,519	347,174	364,191

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NGFA		GVIDA		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,046)	(4,288)	5,925	3,454	1,377	2,322	11,656	4,505
Realized gain (loss) on investments	31,865	12,019	43,181	89,499	8,713	917	67,683	181,809
Change in unrealized gain (loss) on investments	47,295	39,575	273,780	72,758	(2,209)	4,921	284,027	26,431
Reinvested capital gains	46,796	-	-	-	5,725	4,983	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,910	47,306	322,886	165,711	13,606	13,143	363,366	212,745

Equity transactions:
Purchase payments received from contract owners (note 3)	57,406	60,258	154,995	176,403	56,516	50,085	359,246	586,603
Transfers between funds	11,835	17,136	21,739	(49,553)	168,229	52,140	83,402	(238,334)
Redemptions (note 3)	(110,663)	(80,614)	(122,894)	(158,834)	(260,950)	(36,999)	(302,501)	(538,729)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(577)	(570)	(2,831)	(2,974)	(1,018)	(660)	(4,994)	(4,990)
Contingent deferred sales charges (note 2)	(9)	(14)	(5)	(4)	-	(58)	(444)	(401)
Adjustments to maintain reserves	9	(54)	(10)	(19)	(2)	(7)	(7)	(25)

Net equity transactions	(41,999)	(3,858)	50,994	(34,981)	(37,225)	64,501	134,702	(195,876)

Net change in contract owners’ equity	78,911	43,448	373,880	130,730	(23,619)	77,644	498,068	16,869
Contract owners’ equity beginning of period	460,749	417,301	1,270,859	1,140,129	398,051	320,407	2,357,754	2,340,885

Contract owners’ equity end of period	$539,660	460,749	1,644,739	1,270,859	374,432	398,051	2,855,822	2,357,754

CHANGES IN UNITS:
Beginning units	32,183	32,512	92,312	94,736	31,472	26,297	173,919	188,919
Units purchased	8,465	7,416	14,525	20,999	19,781	8,555	35,728	47,927
Units redeemed	(11,355)	(7,745)	(11,713)	(23,423)	(22,641)	(3,380)	(26,609)	(62,927)

Ending units	29,293	32,183	95,124	92,312	28,612	31,472	183,038	173,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		NVMIG6		NIXR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$10,845	8,818	4,024	3,618	(300)	(957)	10,590	9,182
Realized gain (loss) on investments	157,456	(135,443)	27,584	32,967	1,745	(3,113)	126,530	(23,826)
Change in unrealized gain (loss) on investments	379,533	447,622	37,624	12,639	23,068	17,190	396,403	311,103
Reinvested capital gains	-	-	11,490	3,688	-	-	230,933	22,395

Net increase (decrease) in contract owners’ equity resulting from operations	547,834	320,997	80,722	52,912	24,513	13,120	764,456	318,854

Equity transactions:
Purchase payments received from contract owners (note 3)	436,801	461,755	98,082	100,376	40,251	55,642	142,753	179,354
Transfers between funds	8,040	(306,983)	(30,800)	39,047	25,347	(47,269)	263,827	(4,736)
Redemptions (note 3)	(669,065)	(379,780)	(90,932)	(79,059)	(24,744)	(6,517)	(424,681)	(208,719)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,700)	(5,889)	(1,852)	(1,361)	(201)	(131)	(1,475)	(1,448)
Contingent deferred sales charges (note 2)	(1,113)	(301)	(14)	(69)	(6)	(5)	(507)	(257)
Adjustments to maintain reserves	(24)	(3)	(18)	(5)	(18)	(27)	(57)	(46)

Net equity transactions	(231,061)	(231,201)	(25,534)	58,929	40,629	1,693	(20,140)	(35,852)

Net change in contract owners’ equity	316,773	89,796	55,188	111,841	65,142	14,813	744,316	283,002
Contract owners’ equity beginning of period	2,827,149	2,737,353	913,706	801,865	119,893	105,080	2,572,395	2,289,393

Contract owners’ equity end of period	$3,143,922	2,827,149	968,894	913,706	185,035	119,893	3,316,711	2,572,395

CHANGES IN UNITS:
Beginning units	204,481	222,295	68,753	64,339	12,862	12,851	245,704	250,592
Units purchased	29,865	35,321	7,312	17,975	6,554	7,354	40,152	22,474
Units redeemed	(46,087)	(53,135)	(9,215)	(13,561)	(2,806)	(7,343)	(43,944)	(27,362)

Ending units	188,259	204,481	66,850	68,753	16,610	12,862	241,912	245,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NSCIXA		NVTIV3		NBGST		NBGF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,721)	437	2,133	1,375	(86,555)	(91,797)	(12,169)	(1,716)
Realized gain (loss) on investments	35,706	7,504	(1,702)	(2,576)	243,128	79,546	5,405	(3,355)
Change in unrealized gain (loss) on investments	94,675	46,852	26,196	14,935	1,926,486	383,950	342,464	118,670
Reinvested capital gains	30,851	17,633	1,774	1,461	644,920	338,710	149,436	37,704

Net increase (decrease) in contract owners’ equity resulting from operations	159,511	72,426	28,401	15,195	2,727,979	710,409	485,136	151,303

Equity transactions:
Purchase payments received from contract owners (note 3)	19,191	32,562	31,683	33,740	205,497	271,353	28,362	38,733
Transfers between funds	(42,530)	(15,028)	110,591	2,012	(271,602)	(284,979)	36,335	(5,481)
Redemptions (note 3)	(65,823)	(146,789)	(30,687)	(11,718)	(1,201,509)	(1,375,831)	(243,921)	(216,675)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(283)	(276)	(4,115)	(4,460)	(1,539)	(1,644)
Contingent deferred sales charges (note 2)	(604)	(75)	(4)	(12)	(1,900)	(1,550)	(32)	(2)
Adjustments to maintain reserves	(44)	(28)	(26)	(2)	(78)	(14)	(13)	11

Net equity transactions	(89,810)	(129,358)	111,274	23,744	(1,273,707)	(1,395,481)	(180,808)	(185,058)

Net change in contract owners’ equity	69,701	(56,932)	139,675	38,939	1,454,272	(685,072)	304,328	(33,755)
Contract owners’ equity beginning of period	495,237	552,169	108,981	70,042	8,380,160	9,065,232	1,368,345	1,402,100

Contract owners’ equity end of period	$564,938	495,237	248,656	108,981	9,834,432	8,380,160	1,672,673	1,368,345

CHANGES IN UNITS:
Beginning units	31,779	40,467	7,878	5,976	262,029	307,263	56,334	64,271
Units purchased	1,385	2,517	9,666	3,605	16,660	24,567	4,013	3,188
Units redeemed	(6,663)	(11,205)	(2,377)	(1,703)	(51,445)	(69,801)	(10,124)	(11,125)

Ending units	26,501	31,779	15,167	7,878	227,244	262,029	50,223	56,334

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NBGT		PF		NBPT		NLMB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,201)	568	(1,045)	(1,505)	637	3	1,270	4,928
Realized gain (loss) on investments	619	242	18,091	(47,429)	657	(12,395)	(4,190)	(18,380)
Change in unrealized gain (loss) on investments	37,098	10,996	300,535	442,388	9,942	37,193	(1,076)	32,719
Reinvested capital gains	21,835	5,996	458,049	-	40,531	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,351	17,802	775,630	393,454	51,767	24,801	(3,996)	19,267

Equity transactions:
Purchase payments received from contract owners (note 3)	1,187	1,125	129,804	158,053	1,873	6,256	25,838	26,355
Transfers between funds	(440)	230	(2,071)	(344,573)	12,011	12	(27,504)	66,487
Redemptions (note 3)	(40,176)	(7,473)	(162,751)	(305,144)	(8,236)	(70,734)	(64,089)	(83,384)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,046)	(3,475)	-	-	(555)	(587)
Contingent deferred sales charges (note 2)	-	-	(15)	(47)	-	(23)	-	(57)
Adjustments to maintain reserves	(13)	(8)	(5)	(10)	(25)	1	(20)	55

Net equity transactions	(39,442)	(6,126)	(38,084)	(495,196)	5,623	(64,488)	(66,330)	8,869

Net change in contract owners’ equity	18,909	11,676	737,546	(101,742)	57,390	(39,687)	(70,326)	28,136
Contract owners’ equity beginning of period	169,485	157,809	2,632,946	2,734,688	170,621	210,308	719,633	691,497

Contract owners’ equity end of period	$188,394	169,485	3,370,492	2,632,946	228,011	170,621	649,307	719,633

CHANGES IN UNITS:
Beginning units	13,312	13,785	75,068	90,001	12,655	17,875	47,472	46,949
Units purchased	89	112	4,076	4,950	970	517	5,395	9,163
Units redeemed	(2,576)	(585)	(5,042)	(19,883)	(566)	(5,737)	(9,747)	(8,640)

Ending units	10,825	13,312	74,102	75,068	13,059	12,655	43,120	47,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NBSRT		OCAF		OGF		OSI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(844)	(3,781)	(11,511)	(6,378)	(21,095)	(12,030)	49,538	70,868
Realized gain (loss) on investments	41,532	(593)	3,413	2,837	161,179	57,012	26,601	21,743
Change in unrealized gain (loss) on investments	210,881	103,238	210,668	135,853	711,278	662,728	(96,646)	86,333
Reinvested capital gains	127,589	-	45,685	-	130,066	6,697	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	379,158	98,864	248,255	132,312	981,428	714,407	(20,507)	178,944

Equity transactions:
Purchase payments received from contract owners (note 3)	149,779	89,510	35,788	37,760	-	-	34,693	30,497
Transfers between funds	120,960	(99,576)	(20,007)	(4,486)	(31,140)	(76,853)	(774,695)	826,187
Redemptions (note 3)	(170,323)	(177,789)	(84,261)	(343,131)	(496,050)	(597,500)	(193,862)	(176,064)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(508)	(492)	-	-	(4,273)	(4,657)	-	-
Contingent deferred sales charges (note 2)	(53)	(261)	(82)	(357)	(246)	-	(242)	(45)
Adjustments to maintain reserves	(41)	3	(21)	(37)	(68)	(66)	53	(1,119)

Net equity transactions	99,814	(188,605)	(68,583)	(310,251)	(531,777)	(679,076)	(934,053)	679,456

Net change in contract owners’ equity	478,972	(89,741)	179,672	(177,939)	449,651	35,331	(954,560)	858,400
Contract owners’ equity beginning of period	1,016,158	1,105,899	939,343	1,117,282	4,154,982	4,119,651	2,076,433	1,218,033

Contract owners’ equity end of period	$1,495,130	1,016,158	1,119,015	939,343	4,604,633	4,154,982	1,121,873	2,076,433

CHANGES IN UNITS:
Beginning units	71,799	85,393	110,486	147,006	114,778	134,697	99,234	65,655
Units purchased	17,500	6,746	5,627	5,447	-	-	30,414	66,431
Units redeemed	(11,721)	(20,340)	(12,962)	(41,967)	(17,168)	(19,919)	(74,932)	(32,852)

Ending units	77,578	71,799	103,151	110,486	97,610	114,778	54,716	99,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMTRA		ACVI4		FCI		FEI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$23,703	82,053	4,717	(8,002)	14,366	17,764	60,781	81,254
Realized gain (loss) on investments	(20,114)	25,636	(14,184)	(119,642)	30,691	11,137	25,985	(125,100)
Change in unrealized gain (loss) on investments	(125,463)	85,073	286,783	384,208	(15,431)	27,076	1,247,438	786,371
Reinvested capital gains	17,458	72,494	-	-	2,397	2,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,416)	265,256	277,316	256,564	32,023	58,139	1,334,204	742,525

Equity transactions:
Purchase payments received from contract owners (note 3)	66,040	90,333	87,877	103,445	-	-	338,398	216,807
Transfers between funds	(59,476)	330,591	(49,123)	(180,200)	-	-	293,682	(107,519)
Redemptions (note 3)	(435,136)	(747,105)	(207,383)	(173,822)	(84,371)	(43,767)	(1,003,289)	(594,651)
Annuity benefits	-	-	-	-	-	-	(342)	(280)
Contract maintenance charges (note 2)	-	-	(837)	(949)	(518)	(564)	(6,031)	(6,138)
Contingent deferred sales charges (note 2)	(256)	(927)	(220)	(416)	-	-	(309)	(138)
Adjustments to maintain reserves	51	262	(47)	(44)	(29)	(23)	225	90

Net equity transactions	(428,777)	(326,846)	(169,733)	(251,986)	(84,918)	(44,354)	(377,666)	(491,829)

Net change in contract owners’ equity	(533,193)	(61,590)	107,583	4,578	(52,895)	13,785	956,538	250,696
Contract owners’ equity beginning of period	3,136,611	3,198,201	1,443,632	1,439,054	431,016	417,231	5,256,912	5,006,216

Contract owners’ equity end of period	$2,603,418	3,136,611	1,551,215	1,443,632	378,121	431,016	6,213,450	5,256,912

CHANGES IN UNITS:
Beginning units	157,933	174,563	96,679	115,080	3,635	4,043	48,465	53,403
Units purchased	12,268	26,397	7,552	9,388	-	-	5,729	2,726
Units redeemed	(34,434)	(43,027)	(18,137)	(27,789)	(690)	(408)	(8,740)	(7,664)

Ending units	135,767	157,933	86,094	96,679	2,945	3,635	45,454	48,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FMG		FPR		FO2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$108	851	(37,535)	2,835	15,447	26,662	(430)	6,201
Realized gain (loss) on investments	744	(135)	(91,759)	(389,471)	44,930	34,176	87,243	(125,460)
Change in unrealized gain (loss) on investments	(569)	2,052	1,671,869	1,324,018	441,549	433,737	346,912	368,030
Reinvested capital gains	-	-	459,507	1,768	434,123	93,415	7,144	4,791

Net increase (decrease) in contract owners’ equity resulting from operations	283	2,768	2,002,082	939,150	936,049	587,990	440,869	253,562

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	314,664	292,571	209,234	205,954	119,924	141,815
Transfers between funds	-	-	(77,901)	(176,199)	93,982	260,021	219,519	(55,361)
Redemptions (note 3)	(17,417)	(11,096)	(771,494)	(752,251)	(424,533)	(908,381)	(186,173)	(216,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(20)	(9,215)	(9,975)	(5,680)	(6,159)	(1,168)	(1,102)
Contingent deferred sales charges (note 2)	-	-	(135)	(85)	(537)	(18)	(180)	(615)
Adjustments to maintain reserves	11	(23)	(5)	(21)	(10)	(7)	(40)	(53)

Net equity transactions	(17,406)	(11,139)	(544,086)	(645,960)	(127,544)	(448,590)	151,882	(131,691)

Net change in contract owners’ equity	(17,123)	(8,371)	1,457,996	293,190	808,505	139,400	592,751	121,871
Contract owners’ equity beginning of period	19,753	28,124	6,177,252	5,884,062	5,058,816	4,919,416	1,543,414	1,421,543

Contract owners’ equity end of period	$2,630	19,753	7,635,248	6,177,252	5,867,321	5,058,816	2,136,165	1,543,414

CHANGES IN UNITS:
Beginning units	542	870	218,594	242,476	132,343	144,530	119,109	130,332
Units purchased	-	-	11,656	11,275	10,221	16,709	29,852	24,696
Units redeemed	(473)	(328)	(27,920)	(35,157)	(13,330)	(28,896)	(20,572)	(35,919)

Ending units	69	542	202,330	218,594	129,234	132,343	128,389	119,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		OVGS4		PVF		PUIGA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$26,806	41,193	(4,391)	25,927	(583)	(21)	(28)	(14)
Realized gain (loss) on investments	266,528	(157,887)	(14,983)	(208,394)	16,784	7,002	1	(11)
Change in unrealized gain (loss) on investments	257,858	482,433	1,186,248	1,028,403	68,879	20,209	1,119	722
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	551,192	365,739	1,166,874	845,936	85,080	27,190	1,092	697

Equity transactions:
Purchase payments received from contract owners (note 3)	200,765	200,549	311,335	322,502	11,119	8,963	-	-
Transfers between funds	(76,380)	3,171	133,892	(588,313)	(32,336)	(22,202)	-	-
Redemptions (note 3)	(363,718)	(270,417)	(675,353)	(643,054)	(13,964)	(28,225)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,278)	(1,322)	(2,931)	(3,131)	-	-	-	-
Contingent deferred sales charges (note 2)	(295)	(267)	(1,643)	(677)	(6)	(17)	-	-
Adjustments to maintain reserves	(61)	(45)	(69)	(51)	(20)	(25)	(2)	(2)

Net equity transactions	(240,967)	(68,331)	(234,769)	(912,724)	(35,207)	(41,506)	(2)	(2)

Net change in contract owners’ equity	310,225	297,408	932,105	(66,788)	49,873	(14,316)	1,090	695
Contract owners’ equity beginning of period	2,565,261	2,267,853	4,712,644	4,779,432	204,498	218,814	4,179	3,484

Contract owners’ equity end of period	$2,875,486	2,565,261	5,644,749	4,712,644	254,371	204,498	5,269	4,179

CHANGES IN UNITS:
Beginning units	170,387	175,889	298,933	361,436	13,414	16,236	265	265
Units purchased	58,217	30,580	39,124	32,605	1,932	2,157	-	-
Units redeemed	(71,231)	(36,082)	(52,557)	(95,108)	(3,580)	(4,979)	-	-

Ending units	157,373	170,387	285,500	298,933	11,766	13,414	265	265

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PBF		WRASCA		SCS		SE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,516	319	(8,381)	(7,689)	(32,349)	(29,630)	(2,353)	(1,959)
Realized gain (loss) on investments	26,907	(1,779)	35,288	41,836	94,526	31,657	3,751	13,547
Change in unrealized gain (loss) on investments	2,766	88,719	109,606	28,449	343,590	207,448	42,126	13,980
Reinvested capital gains	83,437	-	108,783	32,406	211,178	149,596	19,680	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,626	87,259	245,296	95,002	616,945	359,071	63,204	25,568

Equity transactions:
Purchase payments received from contract owners (note 3)	57,954	43,330	6,480	7,867	65,298	88,556	7,631	9,040
Transfers between funds	(28,202)	166,455	35,069	(126,996)	18,101	(160,041)	31,800	(3,843)
Redemptions (note 3)	(251,196)	(42,501)	(65,425)	(71,416)	(306,377)	(236,832)	(7,668)	(67,563)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(784)	(830)	-	-	(1,375)	(1,474)	-	-
Contingent deferred sales charges (note 2)	(837)	(17)	(45)	(72)	-	(41)	(33)	(91)
Adjustments to maintain reserves	(8)	(6)	(49)	(28)	(25)	(9)	(3)	(25)

Net equity transactions	(223,073)	166,431	(23,970)	(190,645)	(224,378)	(309,841)	31,727	(62,482)

Net change in contract owners’ equity	(104,447)	253,690	221,326	(95,643)	392,567	49,230	94,931	(36,914)
Contract owners’ equity beginning of period	984,015	730,325	638,151	733,794	2,347,964	2,298,734	152,765	189,679

Contract owners’ equity end of period	$879,568	984,015	859,477	638,151	2,740,531	2,347,964	247,696	152,765

CHANGES IN UNITS:
Beginning units	39,829	32,704	30,231	39,469	95,925	110,822	12,484	17,678
Units purchased	5,956	8,948	4,737	4,067	9,129	8,606	2,660	4,001
Units redeemed	(14,539)	(1,823)	(5,990)	(13,305)	(16,274)	(23,503)	(729)	(9,195)

Ending units	31,246	39,829	28,978	30,231	88,780	95,925	14,415	12,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SGR		WFLCCI		STR		WFAIVD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(13,706)	(12,479)	(231)	(754)	(24,950)	(22,036)	(3,044)	-
Realized gain (loss) on investments	116,680	165,555	12,208	19,587	77,441	60,598	4,500	-
Change in unrealized gain (loss) on investments	169,337	(14,047)	8,478	(3,623)	421,678	124,362	109,312	-
Reinvested capital gains	43,663	-	-	-	68,775	-	26,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	315,974	139,029	20,455	15,210	542,944	162,924	137,513	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,798	19,612	438	389	85,350	103,119	27,700	-
Transfers between funds	124,299	17,273	60,329	(66,067)	50,482	9,072	690,437	-
Redemptions (note 3)	(112,596)	(159,258)	(20,282)	(5,388)	(83,348)	(90,757)	(38,666)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,506)	(1,680)	(683)	-
Contingent deferred sales charges (note 2)	(435)	(51)	(93)	-	(9)	-	(2)	-
Adjustments to maintain reserves	(77)	(12)	(29)	(3)	(40)	(6)	(2)	-

Net equity transactions	31,989	(122,436)	40,363	(71,069)	50,929	19,748	678,784	-

Net change in contract owners’ equity	347,963	16,593	60,818	(55,859)	593,873	182,672	816,297	-
Contract owners’ equity beginning of period	963,531	946,938	42,214	98,073	1,659,528	1,476,856	-	-

Contract owners’ equity end of period	$1,311,494	963,531	103,032	42,214	2,253,401	1,659,528	816,297	-

CHANGES IN UNITS:
Beginning units	46,200	52,250	3,176	8,506	55,062	54,404	-	-
Units purchased	12,092	12,664	4,946	230	7,251	6,833	72,839	-
Units redeemed	(10,583)	(18,714)	(2,501)	(5,560)	(5,906)	(6,175)	(4,808)	-

Ending units	47,709	46,200	5,621	3,176	56,407	55,062	68,031	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFEVAD		IDF		OCHI
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$752	1,343	(13,480)	(12,576)	-	16,016
Realized gain (loss) on investments	51,370	18,574	1,015,243	193,701	-	(28,260)
Change in unrealized gain (loss) on investments	(87,947)	63,952	(353,124)	229,448	-	55,136
Reinvested capital gains	81,199	15,064	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,374	98,933	648,639	410,573	-	42,892

Equity transactions:
Purchase payments received from contract owners (note 3)	5,186	39,481	84,408	200,900	-	2,540
Transfers between funds	(696,359)	(56,335)	(3,915,540)	(359,663)	-	(391,697)
Redemptions (note 3)	(14,887)	(82,527)	(214,983)	(511,329)	-	(63,874)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(189)	(898)	(1,988)	(3,912)	-	-
Contingent deferred sales charges (note 2)	-	(6)	(40)	(259)	-	(2)
Adjustments to maintain reserves	(4)	(5)	(17)	(64)	-	61

Net equity transactions	(706,253)	(100,290)	(4,048,160)	(674,327)	-	(452,972)

Net change in contract owners’ equity	(660,879)	(1,357)	(3,399,521)	(263,754)	-	(410,080)
Contract owners’ equity beginning of period	660,879	662,236	3,399,521	3,663,275	-	410,080

Contract owners’ equity end of period	$-	660,879	-	3,399,521	-	-

CHANGES IN UNITS:
Beginning units	55,010	63,766	287,119	355,806	-	112,498
Units purchased	407	4,092	12,427	22,447	-	101,604
Units redeemed	(55,417)	(12,848)	(299,546)	(91,134)	-	(214,102)

Ending units	-	55,010	-	287,119	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS
Equity and Income Fund - Class A (VKEIA)
Growth and Income Fund - Class A (VKGIA)
Invesco Mid Cap Growth Fund - Class A (VKGA)
ABERDEEN FUNDS
Aberdeen Small Cap Fund - Class A (PRSCA)
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
U.S. Equity Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
American Century International Growth Fund - Class A (TCIGA)
American Century International Growth Fund - Investor Class (TCIGR)
Growth Fund - Investor Class (TCG)
Income & Growth Fund - Class A (ACIGA)
Income & Growth Fund - Investor Class (IGF)
Short-Term Government Fund - Investor Class (BSTG)
Ultra(R) Fund - Investor Class (TCUL)
DELAWARE GROUP
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
DREYFUS CORPORATION
Appreciation Fund, Inc. (DAF)
Balanced Opportunity Fund - Class Z (DPBOZ)
Dreyfus S&P 500 Index Fund (DSPI)
Intermediate Term Income Fund - Class A (DPITIA)
Opportunistic Small Cap Fund (DROSC)
Third Century Fund, Inc. - Class Z (DTC)
FEDERATED INVESTORS
Bond Fund - Class F Shares (FBDF)
Equity Income Fund, Inc. - Class F Shares (FEQIF)
High Yield Trust (FHYT)
Intermediate Corporate Bond Fund - Service Shares (FIIF)
FIDELITY INVESTMENTS
Advisor Balanced Fund - Class A (FABA)
Advisor Balanced Fund - Class T (FAB)
Advisor Equity Growth Fund - Class A (FAEGA)
Advisor Equity Income Fund - Class A (FAEIA)
Advisor Equity Income Fund - Class T (FAEI)
Advisor Growth Opportunities Fund - Class A (FAGOA)
Advisor Growth Opportunities Fund - Class T (FAGO)
Advisor High Income Advantage Fund - Class T (FAHY)
Advisor Overseas Fund - Class A (FAOA)
Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Balance Sheet Investment Fund - Class A (FRBSI)
Foreign Fund - Class A (TFF)
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
Small-Mid Cap Growth Fund - Class A (FSCG)
INVESCO INVESTMENTS
Real Estate Fund - Class A (AREA)
Small Cap Growth Fund - Investor Class (ASCGI)
JANUS FUNDS
Janus Balanced Fund - Class S (JBS)
Class T (JF)
Janus Overseas Fund - Class S (JOS)
Janus Twenty Fund - Class T (JTF)
Global Research Fund - Class T (JWF)
Global Research Fund - Class S (JWS)
LAZARD FUNDS
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS Strategic Income Fund - Class A (MSI)
NATIONWIDE FUNDS GROUP
Bond Fund - Institutional Service Class (NBF)
Bond Index Fund - Class A (NBIXA)
Fund - Class A (NFA)
Nationwide Fund - Institutional Service Class (NF)
Government Bond Fund - Institutional Service Class (NGBF)
Nationwide Growth Fund - Institutional Class (NGF)
International Index Fund - Class A (NIIXA)
Investor Destinations Aggressive Fund - Service Class (IDAS)
Investor Destinations Conservative Fund - Service Class (IDCS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Investor Destinations Moderate Fund - Service Class (IDMS)
Investor Destinations Moderately Aggressive Fund -Service Class (IDMAS)
Investor Destinations Moderately Conservative Fund -Service Class (IDMCS)
Mid Cap Market Index Fund - Class A (NMCIXA)
Money Market Fund - Prime Shares (MMF)
Money Market Fund - Service Class (MMFR)
Nationwide Growth Fund - Class A (NGFA)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)*
NVIT Cardinal Moderately Conservative Fund -Class II (NVCMC2)*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
NVIT Money Market Fund - Class I (SAM)*
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
S&P 500 Index Fund - Service Class (NIXR)
Small Cap Index Fund - Class A (NSCIXA)
Templeton NVIT International Value Fund - Class III (NVTIV3)
NEUBERGER & BERMAN MANAGEMENT, INC.
Genesis Fund - Trust Class (NBGST)
Guardian Fund - Investor Class (NBGF)
Guardian Fund - Trust Class (NBGT)
Large Cap Value Fund: Investor Class (PF)
Large Cap Value Fund: Trust Class (NBPT)
Short Duration Bond Fund - Investor Class (NLMB)
Socially Responsive Fund - Trust Class (NBSRT)
OPPENHEIMER FUNDS
Capital Appreciation Fund- Class A (OCAF)
Global Fund- Class A (OGF)
Global Strategic Income Fund - Class A (OSI)
PIMCO FUNDS
PIMCO Total Return Fund - Class A (PMTRA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP International Fund - Class IV (ACVI4)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Capital & Income Fund (FCI)
Equity-Income Fund (FEI)
High Income Portfolio - Initial Class (FHIP)
Magellan(R) Fund (FMG)
Puritan Fund (FPR)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Templeton Foreign Securities Fund - Class 3 (TIF3)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 4 (OVGS4)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Voyager Fund - Class A (PVF)
PUTNAM INVESTMENTS
Putnam International Equity Fund - Class A (PUIGA)
VIRTUS MUTUAL FUNDS
Virtus Balanced Fund: Class A (PBF)
WADDELL & REED, INC.
Advisors Small Cap Fund - Class A (WRASCA)
WELLS FARGO FUNDS
Wells Fargo Advantage Funds -Common Stock Fund: Investor Class (SCS)
Advantage Funds - Enterprise Fund - Investor Class (SE)
Advantage Growth Fund - Investor Class (SGR)
Advantage - Large Cap Core - Investor Class (WFLCCI)
Advantage Large Cap Growth Fund - Investor Class (STR)
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charges - Recurring	1.30%	1.20%	1.20%
CDSC Options:
Seven Year CDSC		(0.25%)
Five Year CDSC		(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Maximum Variable Account Charges*	1.30%	2.55%	1.20%

*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$148,655	$64	$3,471	$2,864	$463	$-	$-	$253
1.00%	3,924	-	296	74	-	-	-	-
1.05%	3,001	-	-	25	-	-	-	-
1.10%	74,359	72	1,335	1,615	727	-	-	-
1.15%	34,870	15	761	115	-	-	-	-
1.20%	210,145	355	3,201	3,990	1,714	-	-	643
1.25%	26,373	39	298	262	457	-	-	57
1.30%	1,894,374	-	103	18,268	14,344	8,244	20,467	-
1.35%	43,886	2,456	583	687	32	-	-	-
1.40%	34,330	334	1,181	786	118	-	-	50
1.45%	147,639	222	2,263	1,576	586	-	-	149
1.50%	27,426	-	185	223	5	-	-	66
1.55%	110	-	-	6	-	-	-	-
1.60%	2,503	-	63	5	-	-	-	-
1.65%	10,357	-	256	-	-	-	-	-
1.70%	5,834	-	-	-	-	-	-	-
1.75%	488	-	-	-	-	-	-	-
1.80%	344	-	-	-	-	-	-	-
1.90%	855	-	-	-	-	-	-	-
2.05%	25	4	-	-	-	-	-	-

Totals	$2,669,498	$3,561	$13,996	$30,496	$18,446	$8,244	$20,467	$1,218

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$685	$4,289	$-	$3,589	$2,978	$-	$1,989
1.00%	-	-	121	-	830	58	-	56
1.05%	-	-	617	-	-	-	-	-
1.10%	-	3,170	2,043	-	213	1,042	-	998
1.15%	-	974	390	-	633	335	-	9
1.20%	-	2,160	5,209	-	721	4,922	-	6,767
1.25%	-	123	651	-	137	184	-	461
1.30%	6,898	64,660	100	37,737	12,447	69,747	13,449	21,814
1.35%	-	168	810	-	40	785	-	1,416
1.40%	-	661	1,924	-	66	607	-	381
1.45%	-	3,499	1,668	-	3,038	1,958	-	1,397
1.50%	-	377	437	-	102	471	-	1,053
1.55%	-	-	21	-	-	-	-	-
1.60%	-	-	1	-	40	10	-	-
1.65%	-	-	1,145	-	90	116	-	177
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	150	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

	$6,898	$76,477	$19,576	$37,737	$21,961	$83,213	$13,449	$36,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$1,117	$-	$-	$109	$483	$1,021	$131	$13,345
1.00%	-	-	-	-	-	-	-	29
1.05%	116	-	-	-	-	-	-	-
1.10%	-	-	-	-	1	41	-	220
1.15%	49	-	-	52	-	-	-	816
1.20%	751	-	-	232	430	1,896	75	3,067
1.25%	46	-	-	59	207	321	281	284
1.30%	6,708	138,024	19,061	-	6,406	22,351	-	19,784
1.35%	125	-	-	14	-	23	6	440
1.40%	16	-	-	-	-	-	-	567
1.45%	1,324	-	-	16	209	1,417	83	2,311
1.50%	38	-	-	277	-	-	-	394
1.55%	-	-	-	-	-	-	-	-
1.60%	6	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	15	-	81
2.05%	-	-	-	-	-	16	-	-

	$10,296	$138,024	$19,061	$759	$7,736	$27,101	$576	$41,338

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$869	$294	$-	$1,300	$3,590	$-	$606	$-
1.00%	-	-	-	-	19	-	-	-
1.05%	-	108	-	-	407	-	-	-
1.10%	750	-	-	870	600	-	242	-
1.15%	46	-	-	142	867	-	196	-
1.20%	1,885	128	-	2,120	5,334	-	3,486	-
1.25%	43	398	-	315	1,436	-	124	-
1.30%	-	-	17,927	37	57	23,158	-	28,641
1.35%	1,023	148	-	342	1,669	-	254	-
1.40%	159	9	-	279	2,046	-	300	-
1.45%	502	190	-	2,560	6,618	-	753	-
1.50%	417	271	-	315	1,134	-	424	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	159	-	-	-
1.65%	520	-	-	285	992	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	31	-	-	-
1.90%	-	-	-	-	147	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$6,214	$1,546	$17,927	$8,565	$25,106	$23,158	$6,385	$28,641

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA

0.95%	$161	$32	$-	$2,925	$980	$5,169	$3,035	$2,225
1.00%	34	-	-	30	-	107	128	501
1.05%	-	-	-	-	65	118	483	-
1.10%	1	-	-	1,141	213	1,007	678	993
1.15%	-	-	-	660	-	1,388	59	938
1.20%	1,006	19	-	5,949	880	8,091	2,451	3,011
1.25%	40	-	-	881	6	837	659	443
1.30%	7,529	-	22,676	85	12,457	32,224	24	36
1.35%	-	6	-	1,057	120	1,333	295	590
1.40%	-	-	-	1,709	256	794	1,248	973
1.45%	33	1	-	7,601	553	4,873	1,946	2,503
1.50%	-	-	-	490	2	915	722	48
1.55%	-	-	-	30	-	27	-	-
1.60%	-	-	-	4	-	272	133	9
1.65%	-	-	-	925	57	753	534	64
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	32	38	-
1.90%	8	-	-	-	-	92	-	11
2.05%	-	-	-	-	-	-	-	-

	$8,812	$58	$22,676	$23,487	$15,589	$58,032	$12,433	$12,345

	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC

0.95%	$1,657	$3,528	$1,310	$582	$1,908	$15	$492	$420
1.00%	29	-	16	-	-	-	16	-
1.05%	-	-	269	-	-	-	-	-
1.10%	1	-	301	3	965	44	-	1
1.15%	346	2,994	80	-	-	-	-	-
1.20%	1,406	4,373	1,378	599	4,227	159	1,115	43
1.25%	531	1,316	302	-	1,136	264	156	44
1.30%	21	47	42,340	-	180,423	25,389	-	30,893
1.35%	87	364	285	479	364	-	431	-
1.40%	19	490	48	420	969	-	40	-
1.45%	279	675	365	88	1,254	63	840	330
1.50%	454	556	5	219	193	-	2	-
1.55%	-	-	-	-	-	-	-	-
1.60%	13	-	-	-	46	-	-	-
1.65%	47	401	35	-	96	-	62	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	9	-	1	-	-	66
2.05%	-	-	-	-	-	-	-	-

	$4,890	$14,744	$46,743	$2,390	$191,582	$25,934	$3,154	$31,797

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$376	$436	$745	$226	$2,460	$210	$-
1.00%	-	95	-	-	-	-	-	-
1.05%	-	167	-	-	-	57	-	-
1.10%	-	1	172	984	244	628	-	28
1.15%	-	-	287	159	260	806	-	-
1.20%	-	86	1,439	1,848	878	4,573	65	18
1.25%	-	86	42	39	332	44	-	1
1.30%	19,016	16,018	66	8,608	29,366	25,363	3,780	-
1.35%	-	-	135	229	89	774	1	1
1.40%	-	-	59	82	96	1,431	-	-
1.45%	-	1,088	2,217	1,273	763	2,373	8	5
1.50%	-	-	130	111	22	11	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	12	-	-	-	-
1.65%	-	-	23	5	16	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	14	-	-	-	36	-	-
2.05%	-	4	-	-	-	-	-	-

	$19,016	$17,935	$5,006	$14,095	$32,292	$38,556	$4,064	$53

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$1,047	$3,359	$6,427	$7,639	$1,487	$2,509	$-	$8,298
1.00%	-	-	-	-	-	75	-	97
1.05%	-	-	-	-	-	-	-	-
1.10%	724	-	5,275	1,236	3,082	566	-	12,122
1.15%	375	63	3,838	425	579	1,030	-	1,129
1.20%	5,227	2,560	13,380	15,294	3,447	3,022	-	8,437
1.25%	927	10	1,616	515	980	36	-	1,123
1.30%	-	-	100	33	-	40	108,624	190
1.35%	2,914	533	1,963	5,491	945	485	-	2,050
1.40%	1,284	-	248	1,374	494	940	-	585
1.45%	4,911	3,091	14,323	10,347	5,000	1,984	-	6,671
1.50%	879	45	3,067	3,603	89	633	-	2,216
1.55%	-	-	-	-	-	-	-	-
1.60%	20	567	250	123	257	-	-	355
1.65%	112	-	899	159	-	106	-	14
1.70%	-	-	5,082	-	-	-	-	752
1.75%	-	-	470	-	-	-	-	18
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	19	20	-	-	-	54
2.05%	-	-	-	-	-	-	-	-

	$18,420	$10,228	$56,957	$46,259	$16,360	$11,426	$108,624	$44,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$386	$-	$-	$126	$-	$-	$-	$2,720
1.00%	-	-	-	-	-	-	-	189
1.05%	-	-	-	-	-	-	-	-
1.10%	161	-	-	400	-	-	-	1,902
1.15%	-	-	-	93	-	-	-	357
1.20%	358	-	-	819	-	-	210	5,645
1.25%	159	-	-	20	-	-	5	1,132
1.30%	4,303	18,487	5,270	31,600	38,322	12,189	1,430	18,653
1.35%	111	-	-	7	-	-	30	833
1.40%	35	-	-	-	-	-	-	38
1.45%	480	-	-	1,085	-	-	13	3,966
1.50%	-	-	-	-	-	-	-	1,628
1.55%	-	-	-	-	-	-	-	-
1.60%	6	-	-	-	-	-	-	16
1.65%	-	-	-	-	-	-	-	35
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	105
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$5,999	$18,487	$5,270	$34,150	$38,322	$12,189	$1,688	$37,220

	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$833	$-	$6,871	$-	$421	$-	$374	$-
1.00%	-	-	70	-	-	-	346	-
1.05%	-	-	-	-	-	-	-	-
1.10%	357	-	6,226	-	336	-	76	-
1.15%	113	-	552	-	-	-	-	-
1.20%	2,359	11	15,007	-	940	-	986	-
1.25%	327	-	1,495	-	-	-	85	-
1.30%	-	1,830	73,237	20,320	-	39,251	-	8,053
1.35%	525	34	2,443	-	38	-	-	-
1.40%	334	60	3,210	-	10	-	-	-
1.45%	1,189	-	4,043	-	437	-	466	-
1.50%	181	-	757	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	60	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$6,278	$1,935	$113,912	$20,320	$2,182	$39,251	$2,334	$8,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI

0.95%	$1,259	$2,354	$2,374	$6,138	$4,890	$231	$-	$-
1.00%	57	-	-	52	256	-	-	-
1.05%	-	77	468	-	-	-	-	-
1.10%	4,691	1,003	1,531	770	2,223	383	-	-
1.15%	331	819	-	156	7,207	339	-	-
1.20%	1,122	4,166	1,692	2,300	7,047	1,450	-	-
1.25%	30	285	557	417	901	23	-	-
1.30%	4,887	-	46,793	15	1,144	14,823	5,200	76,772
1.35%	227	514	248	907	1,658	704	-	-
1.40%	711	429	689	724	1,584	214	-	-
1.45%	1,629	1,306	915	2,296	5,952	773	-	-
1.50%	237	510	557	400	323	15	-	-
1.55%	-	-	-	-	20	-	-	-
1.60%	-	13	14	24	11	4	-	-
1.65%	-	420	-	-	1,694	21	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	28	-	-	110	-	-	-
1.90%	-	-	63	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$15,181	$11,924	$55,901	$14,199	$35,020	$18,980	$5,200	$76,772

	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	PUIGA

0.95%	$-	$-	$-	$636	$2,877	$4,563	$717	$-
1.00%	-	-	-	-	57	125	52	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	854	869	1,918	185	-
1.15%	-	-	-	164	630	1,493	684	-
1.20%	-	-	-	2,151	2,402	6,249	631	-
1.25%	-	-	-	44	480	712	-	-
1.30%	62	90,595	71,046	16,858	24,451	42,761	-	-
1.35%	-	-	-	249	221	1,302	194	-
1.40%	-	-	-	108	1,078	638	-	-
1.45%	-	-	-	1,214	1,848	4,125	254	64
1.50%	-	-	-	58	72	1,164	17	1
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	48	9	-	-
1.65%	-	-	-	29	34	175	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	33	-	-
2.05%	-	-	-	-	-	-	-	-

	$62	$90,595	$71,046	$22,365	$35,067	$65,267	$2,734	$65

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR	WFAIVD

0.95%	$-	$1,355	$1,820	$224	$2,827	$420	$-	$-
1.00%	-	28	-	-	61	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	2,165	156	49	3,034	-	-	-
1.15%	-	297	-	95	724	-	-	-
1.20%	-	2,631	3,851	989	1,856	227	-	-
1.25%	-	297	281	-	305	-	-	-
1.30%	12,217	-	23,752	-	-	-	24,950	8,254
1.35%	-	65	122	108	1,099	25	-	-
1.40%	-	500	39	95	407	36	-	-
1.45%	-	1,012	1,588	761	3,373	35	-	-
1.50%	-	23	729	32	20	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	8	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	11	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$12,217	$8,381	$32,349	$2,353	$13,706	$743	$24,950	$8,254

	WFEVAD	IDF

0.95%	$-	$1,071
1.00%	-	20
1.05%	-	24
1.10%	-	721
1.15%	-	-
1.20%	-	979
1.25%	-	269
1.30%	1,497	19,572
1.35%	-	180
1.40%	-	348
1.45%	-	1,018
1.50%	-	101
1.55%	-	6
1.60%	-	5
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.90%	-	-
2.05%	-	-

	$1,497	$24,314

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $473,832 and $329,700, respectively, and total transfers from the Account to the fixed account were $1,959,093 and $1,274,354, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,131 and $105,675 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$221,709,590	$0	$0	$221,709,590

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$47,329	$64,995
Growth and Income Fund - Class A (VKGIA)	205,830	354,515
Invesco Mid Cap Growth Fund - Class A (VKGA)	4,222,477	605,668
Aberdeen Small Cap Fund - Class A (PRSCA)	96,933	236,670
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	36,630	191,022
U.S. Equity Fund - Institutional Service Class (ADUES)	108,254	154,897
American Century International Growth Fund - Class A (TCIGA)	3,070	15,174
American Century International Growth Fund - Investor Class (TCIGR)	19,233	145,853
Growth Fund - Investor Class (TCG)	854,474	1,531,599
Income & Growth Fund - Class A (ACIGA)	104,632	372,684
Income & Growth Fund - Investor Class (IGF)	308,737	289,145
Short-Term Government Fund - Investor Class (BSTG)	214,420	742,518
Ultra(R) Fund - Investor Class (TCUL)	572,958	1,095,336
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	342,270	315,443
Appreciation Fund, Inc. (DAF)	264,154	537,551
Balanced Opportunity Fund - Class Z (DPBOZ)	78,203	133,930
Dreyfus S&P 500 Index Fund (DSPI)	870,529	942,769
Intermediate Term Income Fund - Class A (DPITIA)	112,803	215,224
Opportunistic Small Cap Fund (DROSC)	144,473	46,506
Third Century Fund, Inc. - Class Z (DTC)	84,457	113,447
Bond Fund - Class F Shares (FBDF)	303,744	475,607
Equity Income Fund, Inc. - Class F Shares (FEQIF)	6,113	12,570
High Yield Trust (FHYT)	1,321,103	992,134
Intermediate Corporate Bond Fund - Service Shares (FIIF)	122,081	307,691
Advisor Balanced Fund - Class A (FABA)	6,685	42,096
Advisor Balanced Fund - Class T (FAB)	119,643	75,767
Advisor Equity Growth Fund - Class A (FAEGA)	22,325	59,946
Advisor Equity Income Fund - Class A (FAEIA)	144,830	342,620
Advisor Equity Income Fund - Class T (FAEI)	68,741	419,198
Advisor Growth Opportunities Fund - Class A (FAGOA)	5,172	51,117
Advisor Growth Opportunities Fund - Class T (FAGO)	196,320	302,432
Advisor High Income Advantage Fund - Class T (FAHY)	47,755	107,394
Advisor Overseas Fund - Class A (FAOA)	65	2,213
Asset Manager 50% (FAM)	180,656	313,200
Balance Sheet Investment Fund - Class A (FRBSI)	267,869	602,305
Foreign Fund - Class A (TFF)	62,376	141,703
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	252,934	717,712
Small-Mid Cap Growth Fund - Class A (FSCG)	166,165	176,771
Real Estate Fund - Class A (AREA)	327,963	366,852
Small Cap Growth Fund - Investor Class (ASCGI)	73,826	46,558

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

Janus Balanced Fund - Class S (JBS)	$224,914	$321,677
Class T (JF)	105,558	405,525
Janus Overseas Fund - Class S (JOS)	12,883	111,835
Janus Twenty Fund - Class T (JTF)	3,881,344	1,881,782
Global Research Fund - Class T (JWF)	9,861	220,906
Global Research Fund - Class S (JWS)	22,346	35,811
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	653,442	382,552
MFS Strategic Income Fund - Class A (MSI)	181,801	231,171
Bond Fund - Institutional Service Class (NBF)	186,686	261,865
Bond Index Fund - Class A (NBIXA)	50,558	73,845
Fund - Class A (NFA)	10,763	201,969
Nationwide Fund - Institutional Service Class (NF)	92,399	284,088
Government Bond Fund - Institutional Service Class (NGBF)	161,838	1,348,105
Nationwide Growth Fund - Institutional Class (NGF)	31,635	65,066
International Index Fund - Class A (NIIXA)	109	1,984
Investor Destinations Aggressive Fund - Service Class (IDAS)	109,450	373,938
Investor Destinations Conservative Fund - Service Class (IDCS)	186,901	248,433
Investor Destinations Moderate Fund - Service Class (IDMS)	480,496	1,458,852
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	342,706	378,073
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	235,127	514,951
Mid Cap Market Index Fund - Class A (NMCIXA)	310,640	242,909
Money Market Fund - Prime Shares (MMF)	3,609,104	4,450,286
Money Market Fund - Service Class (MMFR)	962,644	1,186,211
Nationwide Growth Fund - Class A (NGFA)	165,921	166,204
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	213,671	156,751
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	254,742	284,870
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	475,141	328,799
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	381,264	601,467
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	103,980	113,989
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	65,167	24,835
S&P 500 Index Fund - Service Class (NIXR)	714,710	493,322
Small Cap Index Fund - Class A (NSCIXA)	54,646	115,313
Templeton NVIT International Value Fund - Class III (NVTIV3)	147,217	32,019
Genesis Fund - Trust Class (NBGST)	1,032,833	1,748,157
Guardian Fund - Investor Class (NBGF)	254,481	298,018
Guardian Fund - Trust Class (NBGT)	23,727	42,535
Large Cap Value Fund: Investor Class (PF)	606,337	187,428
Large Cap Value Fund: Trust Class (NBPT)	55,239	8,438
Short Duration Bond Fund - Investor Class (NLMB)	82,535	147,520
Socially Responsive Fund - Trust Class (NBSRT)	390,594	164,024
Capital Appreciation Fund- Class A (OCAF)	79,429	113,852
Global Fund- Class A (OGF)	164,872	587,654
Global Strategic Income Fund - Class A (OSI)	694,314	1,578,828
PIMCO Total Return Fund - Class A (PMTRA)	252,969	640,664
VP International Fund - Class IV (ACVI4)	115,315	280,317
Capital & Income Fund (FCI)	21,963	90,097
Equity-Income Fund (FEI)	688,620	1,005,534
High Income Portfolio - Initial Class (FHIP)	170	17,481
Magellan(R) Fund (FMG)	674,411	796,534
Puritan Fund (FPR)	801,887	479,860
VIP Overseas Portfolio - Service Class 2 R (FO2R)	406,496	247,901
Templeton Foreign Securities Fund - Class 3 (TIF3)	864,440	1,078,584
Global Securities Fund/VA - Class 4 (OVGS4)	569,011	808,160
Voyager Fund - Class A (PVF)	33,762	69,544
Putnam International Equity Fund - Class A (PUIGA)	37	69
Virtus Balanced Fund: Class A (PBF)	244,904	379,026
Advisors Small Cap Fund - Class A (WRASCA)	231,783	155,326
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)	390,361	435,914
Advantage Funds - Enterprise Fund - Investor Class (SE)	60,469	11,429
Advantage Growth Fund - Investor Class (SGR)	311,960	249,961
Advantage - Large Cap Core - Investor Class (WFLCCI)	79,244	39,092
Advantage Large Cap Growth Fund - Investor Class (STR)	290,585	195,802
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	754,855	52,373
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)	87,525	711,827
Dynamics Fund - Investor Class (obsolete) (IDF)	132,131	4,193,793

Total	$37,225,155	$47,475,977

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund - Class A (VKEIA)
2013	0.95% to 2.05%	21,112	$12.90 to $ 12.53	$269,661	1.94%	23.77% to 22.40%
2012	0.95% to 2.05%	23,806	10.42 to 10.23	246,545	2.46%	11.81% to 10.56%
2011	0.95% to 2.05%	9,998	9.32 to 9.26	92,977	1.49%	-6.80% to -7.44%	****
Growth and Income Fund - Class A (VKGIA)
2013	0.95% to 1.65%	53,893	23.97 to 22.23	1,259,679	1.29%	32.57% to 31.64%
2012	0.95% to 1.65%	62,426	18.08 to 16.88	1,105,642	1.54%	13.49% to 12.68%
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2013	0.95% to 1.65%	165,074	30.92 to 28.67	4,935,643	0.00%	35.71% to 34.75%
2012	0.95% to 1.50%	30,739	22.79 to 21.59	688,689	0.00%	10.70% to 10.09%
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
Aberdeen Small Cap Fund - Class A (PRSCA)
2013	0.95% to 1.50%	50,050	29.09 to 26.95	1,637,389	0.00%	40.80% to 40.02%
2012	0.95% to 1.50%	54,658	20.66 to 19.25	1,270,753	0.00%	12.98% to 12.35%
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2013	1.30%	50,873	11.10	564,456	1.28%	-4.33%
2012	1.30%	64,761	11.60	751,061	1.11%	3.32%
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	****
U.S. Equity Fund - Institutional Service Class (ADUES)
2013	1.30%	111,074	15.53	1,724,931	1.07%	25.99%
2012	1.30%	115,225	12.33	1,420,282	1.04%	14.83%
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
American Century International Growth Fund - Class A (TCIGA)
2013	0.95% to 1.50%	9,349	11.64 to 10.79	105,277	0.97%	21.40% to 20.72%
2012	0.95% to 1.50%	10,666	9.59 to 8.94	99,315	1.46%	20.43% to 19.76%
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
American Century International Growth Fund - Investor Class (TCIGR)
2013	1.30%	16,745	33.13	554,689	1.49%	21.35%
2012	1.30%	21,618	27.30	590,110	1.79%	20.28%
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
Growth Fund - Investor Class (TCG)
2013	0.95% to 1.50%	134,560	11.32 to 10.49	6,073,758	0.36%	28.14% to 27.43%
2012	0.95% to 1.50%	144,835	8.83 to 8.23	5,593,908	0.87%	12.83% to 12.20%
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
Income & Growth Fund - Class A (ACIGA)
2013	0.95% to 1.90%	126,524	14.25 to 12.49	1,745,830	1.98%	34.09% to 32.81%
2012	0.95% to 1.90%	149,912	10.63 to 9.40	1,544,799	1.87%	13.21% to 12.12%
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
Income & Growth Fund - Investor Class (IGF)
2013	1.30%	115,075	28.52	3,281,439	2.29%	33.96%
2012	1.30%	115,520	21.29	2,459,020	2.08%	13.03%
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
Short-Term Government Fund - Investor Class (BSTG)
2013	0.95% to 1.90%	77,831	13.45 to 11.79	1,508,883	0.21%	-1.35% to -2.30%
2012	0.95% to 1.90%	108,398	13.63 to 12.07	2,048,340	0.33%	-0.66% to -1.61%
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ultra(R) Fund - Investor Class (TCUL)
2013	0.95% to 1.65%	292,723	$11.32 to $ 10.27	$7,193,793	0.32%	35.61% to 34.66%
2012	0.95% to 1.65%	328,206	8.35 to 7.63	5,953,373	0.48%	13.09% to 12.29%
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2013	1.30%	51,699	19.49	1,007,394	6.65%	7.67%
2012	1.30%	53,365	18.10	965,740	7.53%	16.19%
2011	1.30%	43,302	15.58	674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	****
Appreciation Fund, Inc. (DAF)
2013	0.95% to 1.90%	178,829	14.53 to 12.74	3,000,290	1.74%	20.30% to 19.14%
2012	0.95% to 1.90%	201,744	12.08 to 10.69	2,764,269	1.64%	9.13% to 8.08%
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Opportunity Fund - Class Z (DPBOZ)
2013	0.95% to 1.60%	61,290	$14.23 to 13.41	$848,406	0.99%	20.01% to 19.22%
2012	0.95% to 1.60%	66,287	11.86 to 11.25	766,707	1.20%	12.35% to 11.61%
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
Dreyfus S&P 500 Index Fund (DSPI)
2013	1.30%	267,603	44.00	11,773,528	1.64%	30.05%
2012	1.30%	276,731	33.83	9,362,126	1.78%	13.95%
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
Intermediate Term Income Fund - Class A (DPITIA)
2013	1.30%	107,842	12.57	1,355,191	2.36%	-2.59%
2012	1.30%	117,378	12.90	1,514,251	2.33%	5.79%
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
Opportunistic Small Cap Fund (DROSC)
2013	0.95% to 1.50%	6,750	18.76 to 18.54	125,788	0.00%	46.38% to 45.57%
2012	1.20% to 1.25%	1,580	12.78 to 12.77	20,186	0.00%	19.28% to 19.22%
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2013	0.95% to 1.45%	28,649	10.07 to 9.40	650,096	1.21%	32.81% to 32.14%
2012	0.95% to 1.45%	30,148	7.58 to 7.11	526,210	0.67%	10.60% to 10.04%
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
Bond Fund - Class F Shares (FBDF)
2013	0.95% to 2.05%	88,730	21.39 to 18.36	1,963,068	4.42%	-0.17% to -1.28%
2012	0.95% to 2.05%	99,418	21.42 to 18.60	2,212,934	4.89%	9.17% to 7.96%
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2013	0.95% to 1.45%	4,171	13.90 to 13.00	56,170	1.41%	30.07% to 29.41%
2012	0.95% to 1.45%	5,018	10.69 to 10.04	52,061	2.78%	9.83% to 9.27%
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
High Yield Trust (FHYT)
2013	0.95% to 1.90%	165,948	23.11 to 20.26	3,677,026	5.23%	11.12% to 10.05%
2012	0.95% to 1.90%	157,579	20.80 to 18.41	3,126,738	6.44%	17.21% to 16.08%
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2013	0.95% to 1.90%	25,007	17.37 to 15.29	416,260	3.86%	0.00% to -0.96%
2012	0.95% to 1.90%	37,865	17.37 to 15.43	636,525	4.01%	8.33% to 7.28%
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class A (FABA)
2013	0.95% to 1.50%	7,548	$16.03 to $ 14.86	$116,485	1.04%	19.06% to 18.40%
2012	0.95% to 1.50%	10,391	13.47 to 12.55	135,160	1.26%	11.32% to 10.70%
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
Advisor Balanced Fund - Class T (FAB)
2013	1.30%	66,146	22.42	1,482,843	0.87%	18.39%
2012	1.30%	66,501	18.94	1,259,205	1.21%	10.64%
2011	1.30%	59,697	17.11	1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
Advisor Equity Growth Fund - Class A (FAEGA)
2013	0.95% to 1.65%	73,519	11.05 to 10.06	781,979	0.00%	34.35% to 33.40%
2012	0.95% to 1.65%	76,497	8.23 to 7.54	607,246	0.00%	13.10% to 12.30%
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
Advisor Equity Income Fund - Class A (FAEIA)
2013	0.95% to 1.90%	113,997	19.00 to 16.65	2,073,968	1.96%	26.27% to 25.06%
2012	0.95% to 1.90%	126,885	15.04 to 13.32	1,832,057	2.47%	15.70% to 14.58%
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
Advisor Equity Income Fund - Class T (FAEI)
2013	1.30%	62,482	28.65	1,789,970	1.69%	25.58%
2012	1.30%	76,388	22.81	1,742,583	2.26%	15.06%
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Growth Opportunities Fund - Class A (FAGOA)
2013	0.95% to 1.50%	46,725	$12.95 to 12.00	$582,728	0.00%	35.26% to 34.51%
2012	0.95% to 1.50%	50,561	9.57 to 8.92	467,341	0.00%	17.84% to 17.18%
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
Advisor Growth Opportunities Fund - Class T (FAGO)
2013	1.30%	114,109	22.02	2,512,346	0.00%	34.52%
2012	1.30%	118,799	16.37	1,944,381	0.00%	17.19%
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
Advisor High Income Advantage Fund - Class T (FAHY)
2013	0.95% to 1.90%	23,033	24.52 to 21.49	670,355	4.52%	9.02% to 7.97%
2012	0.95% to 1.90%	26,281	22.49 to 19.90	702,423	4.94%	16.98% to 15.85%
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
Advisor Overseas Fund - Class A (FAOA)
2013	0.95% to 1.50%	409	14.16 to 13.15	5,729	0.77%	29.43% to 28.71%
2012	0.95% to 1.50%	592	10.94 to 10.22	6,362	1.50%	19.62% to 18.95%
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
Asset Manager 50% (FAM)
2013	1.30%	55,673	29.32	1,632,199	1.40%	12.48%
2012	1.30%	63,385	26.07	1,652,169	1.58%	9.92%
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
Balance Sheet Investment Fund - Class A (FRBSI)
2013	0.95% to 1.65%	66,572	29.94 to 27.26	1,908,757	1.16%	35.32% to 34.36%
2012	0.95% to 1.65%	87,231	22.13 to 20.29	1,861,773	1.43%	14.54% to 13.73%
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Fund - Class A (TFF)
2013	0.95% to 1.65%	45,279	$21.52 to $ 19.54	$1,311,578	1.40%	25.96% to 25.07%
2012	0.95% to 1.65%	50,054	17.09 to 15.62	1,157,090	2.25%	17.43% to 16.59%
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2013	0.95% to 1.90%	213,654	22.28 to 19.53	4,872,229	1.37%	26.53% to 25.32%
2012	0.95% to 1.90%	236,898	17.61 to 15.59	4,280,497	1.88%	13.66% to 12.56%
2011	0.95% to 1.90%	273,575	15.50 to 13.85	4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
Small-Mid Cap Growth Fund - Class A (FSCG)
2013	0.95% to 1.80%	87,928	13.46 to 11.96	1,142,548	0.00%	37.27% to 36.09%
2012	0.95% to 1.80%	100,576	9.81 to 8.79	955,270	0.00%	9.73% to 8.78%
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
Real Estate Fund - Class A (AREA)
2013	0.95% to 1.90%	76,528	11.37 to 11.09	864,545	1.06%	0.82% to -0.15%
2012	0.95% to 1.90%	88,466	11.28 to 11.10	993,612	0.39%	15.44% to 14.33%
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2013	0.95% to 1.65%	28,006	18.11 to 17.14	499,925	0.05%	38.58% to 37.61%
2012	0.95% to 1.65%	27,450	13.07 to 12.46	353,980	0.00%	17.21% to 16.38%
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
Janus Balanced Fund - Class S (JBS)
2013	0.95% to 1.65%	81,019	16.23 to 15.72	1,301,744	1.43%	18.15% to 17.31%
2012	0.95% to 1.65%	89,940	13.73 to 13.40	1,226,845	2.19%	11.61% to 10.82%
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	****
Class T (JF)
2013	0.95% to 2.05%	182,285	9.10 to 7.81	4,008,881	0.33%	28.41% to 26.98%
2012	0.95% to 2.05%	198,550	7.09 to 6.15	3,390,414	0.59%	16.62% to 15.32%
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
Janus Overseas Fund - Class S (JOS)
2013	0.95% to 1.50%	15,425	12.18 to 11.88	185,541	3.25%	10.78% to 10.17%
2012	0.95% to 1.50%	24,526	11.00 to 10.79	267,822	2.39%	11.03% to 10.41%
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Twenty Fund - Class T (JTF)
2013	0.95% to 1.90%	379,233	$11.27 to 9.88	$16,532,140	0.68%	31.84% to 30.58%
2012	0.95% to 1.90%	420,544	8.55 to 7.56	13,947,114	0.70%	21.15% to 19.99%
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
Global Research Fund - Class T (JWF)
2013	1.10% to 1.45%	108,848	8.00 to 7.62	2,113,967	0.50%	26.12% to 25.67%
2012	0.95% to 1.45%	119,817	6.47 to 6.07	1,851,784	1.01%	18.70% to 18.10%
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
Global Research Fund - Class S (JWS)
2013	0.95% to 1.65%	15,783	17.78 to 17.22	276,976	0.22%	25.98% to 25.09%
2012	0.95% to 1.65%	16,415	14.11 to 13.76	229,314	0.73%	18.41% to 17.57%
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	****
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2013	0.95% to 1.90%	90,667	29.00 to 25.42	2,776,184	0.08%	34.08% to 32.80%
2012	0.95% to 1.90%	91,719	21.63 to 19.14	2,101,085	0.00%	13.97% to 12.87%
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MFS Strategic Income Fund - Class A (MSI)
2013	1.30%	80,144	$ 18.32	$1,468,519	4.50%	-0.02%
2012	1.30%	85,387	18.33	1,564,949	4.66%	9.27%
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
Bond Fund - Institutional Service Class (NBF)
2013	0.95% to 2.05%	22,788	19.72 to 16.92	1,304,321	3.32%	-1.29% to -2.39%
2012	0.95% to 2.05%	23,941	19.97 to 17.34	1,436,368	3.50%	7.29% to 6.09%
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
Bond Index Fund - Class A (NBIXA)
2013	0.95% to 1.50%	23,523	16.40 to 15.23	368,848	2.18%	-3.72% to -4.26%
2012	0.95% to 1.65%	25,593	17.03 to 15.62	418,504	2.40%	2.65% to 1.92%
2011	0.95% to 1.65%	24,974	16.59 to 15.32	398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
Fund - Class A (NFA)
2013	0.95% to 1.65%	85,685	13.77 to 13.50	1,169,775	0.97%	28.85% to 27.94%
2012	0.95% to 1.65%	101,501	10.69 to 10.55	1,078,616	1.15%	13.15% to 12.35%
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2013	0.95% to 1.65%	32,016	14.10 to 12.80	2,699,788	1.24%	29.20% to 28.28%
2012	0.95% to 1.65%	37,854	10.91 to 9.98	2,267,416	1.39%	13.40% to 12.60%
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
Government Bond Fund - Institutional Service Class (NGBF)
2013	0.95% to 1.90%	130,723	17.76 to 15.57	2,460,567	1.11%	-4.34% to -5.26%
2012	0.95% to 1.90%	192,258	18.57 to 16.44	3,791,513	2.03%	2.69% to 1.70%
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
Nationwide Growth Fund - Institutional Class (NGF)
2013	0.95% to 1.45%	6,320	9.46 to 8.82	349,576	0.48%	29.77% to 29.12%
2012	0.95% to 1.45%	10,666	7.29 to 6.83	326,783	0.56%	12.17% to 11.61%
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
International Index Fund - Class A (NIIXA)
2013	1.10% to 1.45%	335	13.53 to 12.91	4,502	2.19%	19.98% to 19.56%
2012	1.10% to 1.45%	492	11.28 to 10.80	5,493	2.54%	16.73% to 16.32%
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2013	0.95% to 1.65%	97,693	15.66 to 14.26	1,462,006	1.60%	25.05% to 24.16%
2012	0.95% to 1.65%	119,470	12.52 to 11.48	1,436,962	1.82%	14.86% to 14.04%
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investor Destinations Conservative Fund - Service Class (IDCS)
2013	0.95% to 1.50%	58,486	$14.37 to 13.35	$815,300	1.47%	2.83% to 2.26%
2012	0.95% to 1.60%	66,093	13.97 to 12.89	896,075	1.79%	4.08% to 3.39%
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
Investor Destinations Moderate Fund - Service Class (IDMS)
2013	0.95% to 1.90%	287,846	15.61 to 13.74	4,302,408	1.53%	14.44% to 13.34%
2012	0.95% to 1.90%	366,259	13.64 to 12.12	4,826,998	1.75%	9.90% to 8.84%
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2013	0.95% to 1.90%	258,330	15.90 to 13.99	3,954,185	1.68%	20.53% to 19.37%
2012	0.95% to 1.90%	267,649	13.19 to 11.72	3,405,974	1.81%	12.73% to 11.64%
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2013	0.95% to 1.60%	74,480	$15.35 to $ 14.07	$1,095,259	1.43%	8.41% to 7.70%
2012	0.95% to 1.60%	98,732	14.16 to 13.06	1,350,787	1.86%	7.08% to 6.37%
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
Mid Cap Market Index Fund - Class A (NMCIXA)
2013	0.95% to 1.65%	44,149	24.13 to 21.96	1,031,349	0.75%	31.46% to 30.53%
2012	0.95% to 1.65%	42,441	18.35 to 16.83	753,058	0.86%	16.07% to 15.25%
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
Money Market Fund - Prime Shares (MMF)
2013	1.30%	332,842	23.43 to 29.69	7,817,587	0.00%	-1.30%
2012	1.30%	364,519	23.74 to 30.08	8,658,809	0.00%	-1.30%
2011	1.30%	351,137	24.05 to 30.48	8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28%
Money Market Fund - Service Class (MMFR)
2013	0.95% to 1.90%	347,174	11.03 to 9.67	3,718,433	0.00%	-0.95% to -1.90%
2012	0.95% to 1.90%	364,191	11.14 to 9.86	3,942,002	0.00%	-0.95% to -1.91%
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
Nationwide Growth Fund - Class A (NGFA)
2013	0.95% to 1.45%	29,293	19.03 to 18.09	539,660	0.20%	29.29% to 28.64%
2012	0.95% to 1.45%	32,183	14.72 to 14.06	460,749	0.32%	11.87% to 11.30%
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	1.30%	95,124	17.29	1,644,739	1.73%	25.59%
2012	1.30%	92,312	13.77	1,270,859	1.60%	14.39%
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	1.30%	28,612	13.09	374,432	1.64%	3.47%
2012	1.30%	31,472	12.65	398,051	1.96%	3.81%
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.95% to 1.45%	183,038	16.49 to 16.11	2,855,822	1.76%	15.52% to 14.94%
2012	0.95% to 1.45%	173,919	14.28 to 14.01	2,357,754	1.49%	9.76% to 9.20%
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	1.30%	188,259	16.70	3,143,922	1.68%	20.79%
2012	1.30%	204,481	13.83	2,827,149	1.63%	12.28%
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	1.30%	66,850	14.49	968,894	1.74%	9.06%
2012	1.30%	68,753	13.29	913,706	1.72%	6.63%
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	1.20% to 1.45%	16,610	11.20 to 11.04	185,035	1.04%	19.62% to 19.32%
2012	1.20% to 1.45%	12,862	9.36 to 9.25	119,893	0.39%	14.13% to 13.84%
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
S&P 500 Index Fund - Service Class (NIXR)
2013	0.95% to 2.05%	241,912	$13.22 to $ 11.35	$3,316,711	1.63%	30.41% to 28.96%
2012	0.95% to 2.05%	245,704	10.14 to 8.80	2,572,395	1.63%	14.24% to 12.97%
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
Small Cap Index Fund - Class A (NSCIXA)
2013	0.95% to 1.65%	26,501	22.11 to 20.13	564,938	0.89%	36.97% to 36.00%
2012	0.95% to 1.65%	31,779	16.15 to 14.80	495,237	1.32%	14.79% to 13.98%
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	1.30% to 1.40%	15,167	16.40 to 16.32	248,656	2.76%	18.53% to 18.41%
2012	0.95% to 1.35%	7,878	14.01 to 13.81	108,981	2.92%	18.43% to 17.95%
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	****
Genesis Fund - Trust Class (NBGST)
2013	0.95% to 1.90%	227,244	43.74 to 38.34	9,834,432	0.30%	35.59% to 34.29%
2012	0.95% to 1.90%	262,029	32.26 to 28.55	8,380,160	0.20%	8.77% to 7.73%
2011	0.95% to 1.90%	307,263	29.66 to 26.50	9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
Guardian Fund - Investor Class (NBGF)
2013	1.30%	50,223	33.30	1,672,673	0.53%	37.11%
2012	1.30%	56,334	24.29	1,368,345	1.19%	11.34%
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
Guardian Fund - Trust Class (NBGT)
2013	0.95% to 1.45%	10,825	17.97 to 16.77	188,394	0.53%	37.28% to 36.59%
2012	0.95% to 1.45%	13,312	13.09 to 12.28	169,485	1.51%	11.53% to 10.97%
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
Large Cap Value Fund: Investor Class (PF)
2013	1.30%	74,102	45.48	3,370,492	1.28%	29.68%
2012	1.30%	75,068	35.07	2,632,946	1.26%	15.43%
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
Large Cap Value Fund: Trust Class (NBPT)
2013	0.95% to 1.90%	13,059	17.97 to 15.75	228,011	1.48%	29.84% to 28.60%
2012	0.95% to 1.90%	12,655	13.84 to 12.25	170,621	1.14%	15.70% to 14.58%
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
Short Duration Bond Fund - Investor Class (NLMB)
2013	1.30%	43,120	15.06	649,307	1.50%	-0.67%
2012	1.30%	47,472	15.16	719,633	2.03%	2.92%
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
Socially Responsive Fund - Trust Class (NBSRT)
2013	0.95% to 1.50%	77,578	19.77 to 18.74	1,495,130	1.14%	36.65% to 35.89%
2012	0.95% to 1.50%	71,799	14.47 to 13.79	1,016,158	0.84%	9.74% to 9.13%
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
Capital Appreciation Fund- Class A (OCAF)
2013	0.95% to 1.80%	103,151	11.20 to 9.99	1,119,015	0.04%	28.01% to 26.91%
2012	0.95% to 1.80%	110,486	8.75 to 7.87	939,343	0.56%	12.61% to 11.64%
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Fund- Class A (OGF)
2013	0.95% to 1.90%	97,610	$18.36 to $ 16.10	$4,604,633	0.80%	25.57% to 24.37%
2012	0.95% to 1.90%	114,778	14.62 to 12.94	4,154,982	0.99%	19.60% to 18.45%
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
Global Strategic Income Fund - Class A (OSI)
2013	0.95% to 1.60%	54,716	20.98 to 19.23	1,121,873	5.01%	-1.31% to -1.96%
2012	0.95% to 1.60%	99,234	21.26 to 19.61	2,076,433	5.70%	12.41% to 11.67%
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
PIMCO Total Return Fund - Class A (PMTRA)
2013	0.95% to 1.80%	135,767	19.86 to 17.72	2,603,418	2.04%	-3.23% to -4.06%
2012	0.95% to 1.80%	157,933	20.52 to 18.47	3,136,611	3.78%	8.89% to 7.96%
2011	0.95% to 1.80%	174,563	18.85 to 17.11	3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class IV (ACVI4)
2013	0.95% to 1.65%	86,094	$18.63 to 17.39	$1,551,215	1.61%	21.09% to 20.23%
2012	0.95% to 1.65%	96,679	15.38 to 14.46	1,443,632	0.72%	19.85% to 19.01%
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
Capital & Income Fund (FCI)
2013	1.30%	2,945	128.39	378,121	4.89%	8.28%
2012	1.30%	3,635	118.57	431,016	5.56%	14.90%
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
Equity-Income Fund (FEI)
2013	1.30%	45,454	136.67	6,212,069	2.36%	26.03%
2012	1.30%	48,465	108.44	5,255,711	2.89%	15.71%
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
High Income Portfolio - Initial Class (FHIP)
2013	1.30%	69	38.11	2,630	3.24%	4.57%
2012	1.30%	542	36.45	19,753	5.47%	12.74%
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
Magellan(R) Fund (FMG)
2013	1.30%	202,330	37.74	7,635,248	0.77%	33.54%
2012	1.30%	218,594	28.26	6,177,252	1.36%	16.45%
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
Puritan Fund (FPR)
2013	1.30%	129,234	45.40	5,867,321	1.60%	18.77%
2012	1.30%	132,343	38.23	5,058,816	1.83%	12.30%
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.95% to 1.65%	128,389	17.18 to 16.05	2,136,165	1.26%	28.92% to 28.01%
2012	0.95% to 1.65%	119,109	13.33 to 12.54	1,543,414	1.70%	19.30% to 18.46%
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.95% to 1.65%	157,373	18.86 to 17.61	2,875,486	2.23%	21.81% to 20.95%
2012	0.95% to 1.65%	170,387	15.48 to 14.56	2,565,261	3.01%	17.18% to 16.35%
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.95% to 1.90%	285,500	$20.38 to $ 18.57	$5,644,749	1.19%	25.80% to 24.59%
2012	0.95% to 1.90%	298,933	16.20 to 14.90	4,712,644	1.83%	19.80% to 18.65%
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to - 10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
Voyager Fund - Class A (PVF)
2013	0.95% to 1.50%	11,766	22.12 to 20.84	254,371	0.90%	42.56% to 41.77%
2012	0.95% to 1.50%	13,414	15.51 to 14.70	204,498	1.12%	13.30% to 12.67%
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to - 18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
Putnam International Equity Fund - Class A (PUIGA)
2013	1.45% to 1.50%	265	19.89 to 19.78	5,269	0.80%	26.09% to 26.02%
2012	1.45% to 1.50%	265	15.77 to 15.69	4,179	1.05%	19.96% to 19.90%
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to - 16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
Virtus Balanced Fund: Class A (PBF)
2013	1.30%	31,246	28.15	879,568	1.88%	13.94%
2012	1.30%	39,829	24.71	984,015	1.35%	10.63%
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
Advisors Small Cap Fund - Class A (WRASCA)
2013	0.95% to 1.60%	28,978	30.32 to 28.26	859,477	0.00%	40.82% to 39.89%
2012	0.95% to 1.60%	30,231	21.53 to 20.20	638,151	0.00%	14.07% to 13.32%
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (SCS)
2013	0.95% to 1.90%	88,780	24.98 to 21.90	2,740,531	0.00%	28.04% to 26.81%
2012	0.95% to 1.90%	95,925	19.51 to 17.27	2,347,964	0.00%	17.15% to 16.03%
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds - Enterprise Fund - Investor Class (SE)
2013	0.95% to 1.50%	14,415	$17.30 to 17.08	$247,696	0.00%	40.81% to 40.03%
2012	0.95% to 1.50%	12,484	12.29 to 12.20	152,765	0.00%	14.36% to 13.73%
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Growth Fund - Investor Class (SGR)
2013	0.95% to 1.50%	47,709	28.14 to 26.59	1,311,494	0.00%	31.78% to 31.05%
2012	0.95% to 1.50%	46,200	21.35 to 20.29	963,531	0.00%	15.45% to 14.81%
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
Advantage - Large Cap Core - Investor Class (WFLCCI)
2013	0.95% to 1.45%	5,621	18.38 to 18.06	103,032	0.75%	37.56% to 36.87%
2012	0.95% to 1.45%	3,176	13.36 to 13.20	42,214	0.34%	15.46% to 14.88%
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Large Cap Growth Fund - Investor Class (STR)
2013	1.30%	56,407	39.95	2,253,401	0.00%	32.55%
2012	1.30%	55,062	30.14	1,659,528	0.00%	11.03%
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2013	1.30%	68,031	12.00	816,297	0.69%	19.99%	****
Emerging Leaders Fund (obsolete) (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012	1.30%	55,010	12.01	660,879	1.51%	15.68%
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds(R) - Large Company Core Fund - Investor Class (obsolete) (SGI)
2009	0.95% to 1.60%	17,526	$6.62 to $ 6.23	$113,643	0.53%	37.61% to 36.70%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
Basic Balanced Fund - Investor Class (obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
Advantage - Classic Value - Administrative Class (obsolete) (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
Large Cap Blend Fund - Common Class (obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Mid-Cap Core Fund - Common Class (obsolete) (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
Nationwide Large Cap Value Fund - Class A (obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
Van Kampen Real Estate Securities Fund - Class A (obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95% to 1.65%	287,119	7.78 to 7.11	3,399,521	0.93%	11.83% to 11.04%
2011	0.95% to 1.65%	355,806	6.96 to 6.40	3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%

2013	Reserves for annuity contracts in payout phase:			1,381
2013	Contract owners equity:			$221,700,393
2012	Reserves for annuity contracts in payout phase:			1,201
2012	Contract owners equity:			$199,400,854
2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512
2009	Reserves for annuity contracts in payout phase:			44,895
2009	Contract owners equity:			$226,799,748

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with Post-Effective Amendment No. 20 on April 27, 2007, (File No. 333-80481), as document "resolution.htm" and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Post-Effective Amendment No. 16 on April 30, 2007, (File No. 333-103093), as document "underwriting.htm" and hereby incorporated by reference.
(4)	The form of the Variable Annuity Contract – Attached hereto.
(5)	Variable Annuity Application – Attached hereto.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended – Filed previously with Pre-Effective Amendment No. 1 on July 17, 2007, (File No. 333-140608), as document "nwfpa99h12a.htm" and hereby incorporated by reference.
(9)	Opinion of Counsel – Filed previously on September 19, 2011, with Initial Filing (SEC File No. 333-176908) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
N/A
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 22, 2014.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 22, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact